FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02790
                                   ---------

                    FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          --------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------
Date of fiscal year end: 3/31
                         -----

Date of reporting period: 12/31/09
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.


Franklin California Tax-Free Income Fund

STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED)

                                                                                      PRINCIPAL
                                                                                       AMOUNT           VALUE
                                                                                    ------------   ---------------
    MUNICIPAL BONDS 96.6%
    CALIFORNIA 88.5%
    ABAG Finance Authority for Nonprofit Corps. COP,
       Butte Valley-Tulelake Rural Health, California Mortgage Insured,
          6.65%, 10/01/22                                                           $    670,000   $       670,295
       California Mortgage Insured, 6.125%, 3/01/21                                    3,670,000         3,670,367
       Episcopal Home Foundation, Refunding, 5.125%, 7/01/13                           6,000,000         6,031,500
       Episcopal Home Foundation, Refunding, 5.125%, 7/01/18                          20,625,000        20,642,737
       Home for Jewish Parents, California Mortgage Insured, 5.625%, 5/15/22           4,930,000         4,930,690
       Lytton Gardens Inc., Refunding, California Mortgage Insured,
          6.00%, 2/15/30                                                               5,000,000         5,000,300
       Odd Fellows Home, California Mortgage Insured, 6.00%, 8/15/24                   5,525,000         5,528,868
       Rhoda Haas Goldman Plaza, California Mortgage Insured, 5.125%, 5/15/23          5,000,000         5,002,250
    ABAG Finance Authority for Nonprofit Corps. MFHR, Palo Alto Gardens
       Apartments, Series A, 5.45%, 4/01/39                                            5,500,000         4,904,020
    ABAG Finance Authority for Nonprofit Corps. Revenue,
       San Diego Hospital Assn., Series A, 6.125%, 8/15/20                            23,525,000        23,882,345
       San Diego Hospital Assn., Series C, 5.375%, 3/01/21                             5,000,000         4,985,100
       San Diego Hospital Assn., Sharp Healthcare, 6.25%, 8/01/39                     17,500,000        18,240,775
       St. Rose Hospital, Series A, California Mortgage Insured, 6.00%, 5/15/29        8,620,000         9,034,105
    ABAG Revenue Tax Allocation, RDA Pool, Series A6, FSA Insured,
       5.375%, 12/15/25                                                                1,250,000         1,251,025
    ABAG Water and Wastewater Revenue, Pooled Financing Program, Refunding,
       Series A, FSA Insured, 5.30%, 10/01/21                                          5,450,000         5,452,725
    Alameda Corridor Transportation Authority Revenue,
       AMBAC Insured, zero cpn. to 10/01/12, 5.30% thereafter, 10/01/22               81,685,000        65,423,967
       AMBAC Insured, zero cpn. to 10/01/12, 5.30% thereafter, 10/01/23               70,015,000        55,476,385
       AMBAC Insured, zero cpn. to 10/01/12, 5.40% thereafter, 10/01/24               43,770,000        34,607,188
       AMBAC Insured, zero cpn. to 10/01/12, 5.45% thereafter, 10/01/25               32,960,000        25,869,315
       Refunding, AMBAC Insured, zero cpn., 10/01/29                                  20,000,000         5,374,600
       Refunding, AMBAC Insured, zero cpn., 10/01/30                                  41,665,000        10,288,338
       senior lien, Series A, NATL Insured, 5.00%, 10/01/29                           24,490,000        24,366,570
    Alameda County COP, Alameda County Medical Center Project, NATL Insured,
       ETM,
       5.00%, 6/01/23                                                                 19,195,000        19,326,678
       5.30%, 6/01/26                                                                  7,000,000         7,013,440
       5.00%, 6/01/28                                                                  8,925,000         8,995,507
    Alhambra USD, GO, Election of 2004, Series A, FGIC Insured, 5.00%, 8/01/29        13,025,000        12,880,292
    Alvord USD, GO, Election of 2007, Series A, FSA Insured, 5.00%, 8/01/32           11,625,000        11,705,096
    Anaheim PFA Lease Revenue, Capital Appreciation, Public Improvements
       Project, Series C, FSA Insured, zero cpn.,
       9/01/24                                                                        26,855,000        10,806,452
       9/01/26                                                                        29,430,000        10,159,530
       9/01/27                                                                        22,860,000         7,215,759
       9/01/28                                                                        14,425,000         4,174,018
       9/01/29                                                                        24,810,000         6,603,430
       9/01/32                                                                        13,665,000         2,869,377
       9/01/33                                                                        37,070,000         7,101,500
       9/01/34                                                                        24,970,000         4,450,153
       3/01/37                                                                        16,080,000         2,355,881
    Anaheim PFAR, Distribution System, second lien, NATL Insured, 5.00%,
       10/01/29                                                                        4,325,000         4,335,510
       10/01/34                                                                        5,500,000         5,280,935
    Anaheim UHSD, GO, Capital Appreciation, Series A, FSA Insured, zero cpn.,
       8/01/26                                                                         8,570,000         3,176,728
    Antelope Valley Community College District GO, Election of 2004, Series B,
       NATL Insured, 5.25%, 8/01/39                                                   14,900,000        15,235,399
    Azusa RDA Tax Allocation, Series B, 7.00%, 8/01/38                                 8,420,000         9,012,852
    Bakersfield City School District GO, Series A, FSA Insured, 5.00%, 11/01/31        8,390,000         8,632,807
    Baldwin Park PFAR Tax Allocation, Refunding, Series A, 7.75%, 8/01/19              4,325,000         4,324,308
    Baldwin Park USD, GO, Capital Appreciation, Election of 2006, FSA Insured,
       zero cpn., 8/01/36                                                             11,410,000         2,011,583
    Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
       Refunding,
       Series F, 5.00%, 4/01/31                                                       11,255,000        11,477,511
       Series F-1, 5.00%, 4/01/39                                                     81,800,000        82,397,958
       Series F-1, 5.50%, 4/01/43                                                     18,000,000        18,760,320
       Series F-1, 5.125%, 4/01/47                                                    53,585,000        54,208,729
    Bell GO, Election of 2003, NATL Insured, 5.00%, 8/01/34                            5,195,000         4,782,985

     Quarterly Statement of Investments   See Notes to Statements of Investments

Franklin California Tax-Free Income Fund

    Belmont-Redwood Shores School District GO, Election of 2005, Series A, FSA
       Insured, 5.00%, 8/01/32                                                      $ 10,000,000   $    10,169,800
    Beverly Hills USD, GO, Election of 2002, Series B, 5.00%, 8/01/30                  8,590,000         8,880,428
    Bonita USD, GO, Election of 2004, Series A, NATL Insured, 5.00%, 8/01/27           5,100,000         5,278,602
    Brentwood 1915 Act Revenue, Infrastructure Financing, Reassessment,
       Refunding, Series A, FSA Insured, 5.80%, 9/02/17                                5,085,000         5,086,983
    Calexico USD, GO, NATL Insured, Pre-Refunded, 5.25%, 8/01/33                       4,285,000         5,018,935
    California County Tobacco Securitization Agency Tobacco Revenue,
       Asset-Backed, Alameda County, 5.875%, 6/01/35                                   7,500,000         6,348,075
       Asset-Backed, Golden Gate Corp., Series A, Pre-Refunded, 6.00%, 6/01/43        10,000,000        11,206,900
       Asset-Backed, Kern County Corp., Series A, 6.125%, 6/01/43                     28,135,000        22,838,868
       Asset-Backed, Kern County Corp., Series B, 6.25%, 6/01/37                      19,460,000        16,846,911
       Asset-Backed, Merced Funding Corp., Series A, Pre-Refunded,
          5.875%, 6/01/43                                                             10,235,000        11,465,963
       Asset-Backed, Sonoma County Corp., Series A, Pre-Refunded,
          5.875%, 6/01/43                                                             30,000,000        33,608,100
       Asset-Backed, Stanislaus Funding, Series A, 5.875%, 6/01/43                     8,690,000         6,794,711
       Tobacco Settlement Asset-Backed, Gold Country Settlement Funding Corp.,
          Pre-Refunded, 6.00%, 6/01/38                                                10,000,000        11,245,200
    California Educational Facilities Authority Revenue,
       Loyola Marymount University, Refunding, NATL Insured, zero cpn., 10/01/26       7,620,000         2,615,794
       Loyola Marymount University, Refunding, NATL Insured, zero cpn., 10/01/27       7,365,000         2,343,248
       Loyola Marymount University, Refunding, NATL Insured, zero cpn., 10/01/28       4,120,000         1,236,082
       Loyola Marymount University, Refunding, NATL Insured, zero cpn., 10/01/30       5,685,000         1,429,323
       Loyola Marymount University, Refunding, NATL Insured, zero cpn., 10/01/31       7,615,000         1,765,766
       Loyola Marymount University, Refunding, NATL Insured, zero cpn., 10/01/32       7,615,000         1,626,488
       Occidental College, Refunding, Series A, NATL Insured, 5.00%, 10/01/36          7,275,000         7,158,455
       Pepperdine University, Refunding, Series A, AMBAC Insured,
          5.00%, 12/01/35                                                              7,720,000         7,762,692
       Pooled College and University, Series B, Pre-Refunded, 6.75%, 6/01/30          11,495,000        11,902,728
       Santa Clara University, Refunding, AMBAC Insured, zero cpn., 9/01/26            5,800,000         2,109,692
       Stanford University, Refunding, Series O, 5.125%, 1/01/31                      15,750,000        15,752,520
    California Health Facilities Financing Authority Revenue, Adventist Health
       System West, Series A, 5.75%, 9/01/39                                          18,000,000        18,064,620
       Casa Colina, 6.125%, 4/01/32                                                   10,300,000         9,965,250
       Catholic Healthcare West, Refunding, Series A, 5.00%, 7/01/18                  24,900,000        24,955,278
       Catholic Healthcare West, Refunding, Series A, 5.00%, 7/01/28                 117,175,000       115,492,367
       Catholic Healthcare West, Refunding, Series A, 6.00%, 7/01/34                  10,000,000        10,528,500
       Catholic Healthcare West, Refunding, Series A, NATL Insured,
          5.75%, 7/01/15                                                              12,500,000        12,527,000
       Catholic Healthcare West, Refunding, Series A, NATL Insured,
          5.00%, 7/01/17                                                               3,390,000         3,390,170
       Catholic Healthcare West, Refunding, Series A, NATL Insured,
          5.125%, 7/01/24                                                              7,825,000         7,828,365
       Catholic Healthcare West, Series G, 5.25%, 7/01/23                              3,000,000         3,035,790
       Cedars-Sinai Medical Center, 5.00%, 8/15/39                                    25,000,000        22,805,250
       Cedars-Sinai Medical Center, Series A, NATL Insured, 5.125%, 8/01/17            8,355,000         8,376,556
       Cedars-Sinai Medical Center, Series B, NATL Insured, 5.25%, 8/01/27            52,500,000        52,438,050
       Children's Hospital of Orange County, Series A, 6.50%, 11/01/24                10,500,000        11,512,935
       Children's Hospital of Orange County, Series A, 6.25%, 11/01/29                13,870,000        14,606,774
       County Program, Series B, 7.20%, 1/01/12                                        1,715,000         1,715,635
       Families First, Refunding, Series A, California Mortgage Insured,
          6.00%, 12/01/25                                                              9,500,000         9,602,410
       Feedback Foundation Inc., Series A, California Mortgage Insured,
          6.50%, 12/01/22                                                              1,275,000         1,276,046
       Health Facility, Valleycare, Series A, California Mortgage Insured,
          Pre-Refunded, 5.25%, 5/01/22                                                 5,000,000         5,490,800
       Hospital of the Good Samaritan, Refunding, 7.00%, 9/01/21                      64,530,000        51,515,590
       Insured Health Facility, Help Group, Series A, California Mortgage
          Insured, 6.10%, 8/01/25                                                     12,905,000        13,007,724
       Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28                               46,000,000        46,132,480
       Kaiser Permanente, Series A, FSA Insured, ETM, 5.00%, 6/01/20                  32,295,000        32,677,696
       Kaiser Permanente, Series A, FSA Insured, ETM, 5.00%, 6/01/24                 136,775,000       137,609,327
       Kaiser Permanente, Series A, zero cpn., 10/01/11                               13,970,000        13,295,668
       Kaiser Permanente, Series B, ETM, 5.25%, 10/01/16                               7,515,000         7,586,317
       Kaiser Permanente, Series B, ETM, 5.00%, 10/01/18                              38,260,000        38,522,464
       Kaiser Permanente, Series B, ETM, 5.00%, 10/01/20                              38,020,000        38,280,817
       Kaiser Permanente, Series B, ETM, 5.40%, 5/01/28                               80,000,000        80,230,400
       Lucile Salter Packard Hospital, Series C, AMBAC Insured, 5.00%, 8/15/26         6,000,000         6,082,680
       Marshall Hospital, Refunding, Series A, California Mortgage Insured,
          5.30%, 11/01/28                                                              4,860,000         4,860,680
       Northern California Presbyterian, Refunding, 5.40%, 7/01/28                     6,340,000         5,754,057
       Paradise Valley Estates, Refunding, California Mortgage Insured,
          5.125%, 1/01/22                                                              6,610,000         6,571,926
       Paradise Valley Estates, Refunding, California Mortgage Insured,
          5.25%, 1/01/26                                                               5,000,000         4,878,500
       Pomona Valley Hospital, Refunding, Series A, NATL Insured,
          5.625%, 7/01/19                                                              8,500,000         8,368,250
       Providence Health and Services, Series C, 6.25%, 10/01/28                       4,000,000         4,454,840

Franklin California Tax-Free Income Fund

       Providence Health and Services, Series C, 6.50%, 10/01/38                    $  6,500,000   $     7,182,695
       Small Facilities Program, Refunding, Series A, California Mortgage
          Insured, 5.00%, 4/01/25                                                     10,915,000        10,381,693
       Southern California, Series A, California Mortgage Insured,
          5.50%, 12/01/22                                                              2,800,000         2,799,972
       Sutter Health, Refunding, Series A, FSA Insured, 5.25%, 8/15/27                 1,815,000         1,815,508
       Sutter Health, Refunding, Series A, NATL Insured, 5.35%, 8/15/28                6,170,000         6,181,846
       Sutter Health, Series A, 5.00%, 8/15/38                                        35,300,000        32,812,409
       Sutter Health, Series A, 5.00%, 11/15/42                                       40,000,000        36,293,600
       Sutter Health, Series A, 5.25%, 11/15/46                                       75,390,000        70,842,475
       Sutter Health, Series A, FSA Insured, 5.00%, 8/15/37                           61,000,000        59,140,720
       Sutter Health, Series A, NATL Insured, 5.375%, 8/15/30                         10,600,000        10,602,756
       The Episcopal Home, California Mortgage Insured, 5.30%, 2/01/32                28,150,000        25,541,902
       The Help Group, Refunding, California Mortgage Insured, 5.40%, 8/01/22          7,035,000         7,035,422
       University of California San Francisco-Stanford Health Care, Refunding,
          Series B, AMBAC Insured, 5.00%, 11/15/28                                    25,000,000        24,792,000
       University of California San Francisco-Stanford Health Care, Refunding,
          Series B, FSA Insured, 5.00%, 11/15/31                                      26,920,000        26,643,262
    California HFAR,
       Class 1, Series B-1, AMBAC Insured, 5.65%, 8/01/28                              1,580,000         1,480,176
       Home Mortgage, Capital Appreciation, Series A, FHA Insured, zero cpn.,
          8/01/16                                                                        470,000           247,676
       Home Mortgage, Series K, 4.75%, 8/01/36                                         5,000,000         3,947,150
       Home Mortgage, Series N, AMBAC Insured, zero cpn. to 2/01/10, 6.30%
          thereafter, 8/01/31                                                          2,605,000         2,596,534
       MFHR II, Series A, AMBAC Insured, 6.25%, 2/01/37                                1,235,000         1,235,593
       MFHR III, Series B, NATL Insured, 5.50%, 8/01/39                               11,950,000        10,737,553
    California Infrastructure and Economic Development Bank Revenue,
       Bay Area Toll Bridges, first lien, Series A, AMBAC Insured, Pre-Refunded,
          5.00%, 7/01/33                                                               5,000,000         5,855,400
       Bay Area Toll Bridges, first lien, Series A, FGIC Insured, Pre-Refunded,
          5.00%, 7/01/29                                                              50,985,000        59,212,959
       Kaiser Hospital Assistance I LLC, Series B, 5.50%, 8/01/31                     10,000,000        10,025,200
       Kaiser Hospital Assistance II LLC, Series A, 5.55%, 8/01/31                    34,000,000        34,414,800
    California Municipal Finance Authority COP,
       5.375%, 2/01/29                                                                10,000,000         9,146,800
       5.50%, 2/01/39                                                                 13,250,000        11,876,372
       Community Hospitals of Central California, 5.25%, 2/01/37                      37,100,000        32,241,013
       Community Hospitals of Central California, 5.25%, 2/01/46                      90,650,000        76,589,278
    California PCFA, PCR,
       Pacific Gas and Electric Co., Refunding, Series A, NATL Insured,
          5.35%, 12/01/16                                                             31,500,000        32,267,025
       San Diego Gas and Electric Co., Series A, 5.85%, 6/01/21                       32,535,000        32,640,413
    California Resource Efficiency Financing Authority COP, Capital Improvements
       Program, AMBAC Insured,
       5.625%, 4/01/22                                                                   325,000           325,166
       5.75%, 4/01/27                                                                    475,000           475,171
    California State Department of Veteran Affairs Home Purchase Revenue,
       Series A, 5.20%, 12/01/27                                                      17,110,000        16,642,897
       Series B, 5.20%, 12/01/28                                                       3,620,000         3,456,304
    California State Department of Water Resources Central Valley Project
       Revenue, Water System,
       Refunding, Series Y, FGIC Insured, 5.00%, 12/01/25                             19,725,000        20,665,685
       Series Y, FGIC Insured, Pre-Refunded, 5.00%, 12/01/25                             275,000           311,905
    California State Department of Water Resources Power Supply Revenue,
       Series A, Pre-Refunded,
       5.25%, 5/01/20                                                                 40,000,000        44,563,200
       5.375%, 5/01/21                                                                22,000,000        24,572,900
       5.375%, 5/01/22                                                                34,020,000        37,998,639
    California State GO,
       6.00%, 5/01/24                                                                  2,565,000         2,586,520
       5.125%, 4/01/25                                                                 3,500,000         3,497,865
       5.20%, 4/01/26                                                                 13,500,000        13,484,205
       5.25%, 4/01/27                                                                      5,000             5,022
       5.25%, 4/01/34                                                                     20,000            19,000
       5.00%, 8/01/34                                                                 48,000,000        44,059,200
       AMBAC Insured, 5.90%, 3/01/25                                                     210,000           210,067
       AMBAC Insured, 5.00%, 4/01/31                                                      20,000            18,553
       AMBAC Insured, Pre-Refunded, 5.00%, 4/01/31                                    29,980,000        34,724,935
       FGIC Insured, 6.00%, 8/01/19                                                      905,000           907,923
       FGIC Insured, 5.625%, 10/01/26                                                  6,345,000         6,347,157
       FSA Insured, 5.50%, 4/01/19                                                       540,000           544,585
       FSA Insured, 5.50%, 3/01/20                                                       415,000           415,195

Franklin California Tax-Free Income Fund

       NATL Insured, 6.00%, 8/01/24                                                 $    990,000   $       993,198
       Pre-Refunded, 5.25%, 10/01/23                                                   7,720,000         7,990,200
       Pre-Refunded, 5.25%, 10/01/23                                                   1,530,000         1,586,457
       Pre-Refunded, 5.25%, 4/01/27                                                    4,995,000         5,837,007
       Pre-Refunded, 5.00%, 2/01/29                                                   13,000,000        14,185,860
       Pre-Refunded, 5.25%, 2/01/29                                                      310,000           339,872
       Pre-Refunded, 5.25%, 4/01/29                                                    5,580,000         6,520,621
       Pre-Refunded, 5.25%, 2/01/30                                                      140,000           153,490
       Pre-Refunded, 5.25%, 4/01/32                                                    9,835,000        10,858,528
       Pre-Refunded, 5.25%, 4/01/34                                                   19,980,000        23,348,029
       Refunding, 5.625%, 9/01/24                                                        255,000           255,576
       Refunding, 5.25%, 2/01/29                                                      33,690,000        33,012,831
       Refunding, 5.25%, 2/01/30                                                      29,860,000        29,064,231
       Refunding, 5.25%, 4/01/32                                                         165,000           158,707
       Refunding, Series BR, 5.30%, 12/01/29                                          13,000,000        12,141,350
       Various Purpose, 5.125%, 4/01/24                                                7,500,000         7,546,200
       Various Purpose, 5.25%, 12/01/26                                                  145,000           146,067
       Various Purpose, 6.00%, 4/01/38                                                10,000,000        10,197,700
       Various Purpose, 6.00%, 11/01/39                                              100,000,000       102,374,000
       Various Purpose, Pre-Refunded, 5.25%, 12/01/26                                 12,770,000        14,909,613
       Various Purpose, Refunding, 5.00%, 6/01/32                                     26,000,000        23,969,400
       Various Purpose, Refunding, 5.25%, 3/01/38                                     59,045,000        55,573,154
       Various Purpose, Refunding, FSA Insured, 5.00%, 6/01/32                        20,000,000        19,577,000
       Various Purpose, Refunding, NATL Insured, 5.00%, 6/01/37                       16,000,000        14,417,600
    California State Local Government Finance Authority Revenue,
       Marin Valley Mobile, Series A, FSA Insured, 5.85%, 10/01/27                     5,955,000         5,960,360
    California State Public Works Board Lease Revenue,
       California Science Center, Series A, 5.25%, 10/01/22                            8,645,000         8,579,903
       Department of Corrections, Series C, 5.00%, 6/01/24                            12,225,000        11,668,518
       Department of Corrections, Series C, 5.00%, 6/01/25                             4,810,000         4,547,711
       Department of Corrections, Series C, 5.25%, 6/01/28                            25,475,000        24,038,719
       Department of Mental Health, Coalinga, Series A, 5.00%, 6/01/25                12,000,000        11,345,640
       Department of Mental Health, Coalinga, Series A, 5.125%, 6/01/29               56,500,000        53,090,225
       Trustees of California State University, Refunding, Series A,
          5.00%, 10/01/19                                                              7,500,000         7,512,450
       Various California Community Colleges Projects, Refunding, Series A,
          5.90%, 4/01/17                                                               8,320,000         8,334,227
       Various Capital Projects, Series G-1, 5.75%, 10/01/30                         100,000,000        98,561,000
       Various Capital Projects, Series I, 6.375%, 11/01/34                           50,000,000        50,925,000
    California State University Revenue, Systemwide,
       Refunding, Series A, FSA Insured, 5.00%, 11/01/34                               5,000,000         5,001,550
       Refunding, Series C, NATL Insured, 5.00%, 11/01/30                             15,490,000        15,636,845
       Series A, AMBAC Insured, 5.00%, 11/01/35                                       15,925,000        15,719,249
       Series A, FSA Insured, 5.00%, 11/01/29                                         10,000,000        10,138,800
    California Statewide CDA,
       Assisted Living Facilities Revenue, Hollenbeck Palms/Magnolia Court,
          Series A, Radian Insured, 4.60%, 2/01/37                                     5,010,000         4,093,972
       COP, Catholic Healthcare West, Pre-Refunded, 6.50%, 7/01/20                     7,990,000         8,307,842
       COP, Children's Hospital, Los Angeles, 5.25%, 8/15/29                          37,685,000        34,776,095
       COP, NATL Insured, 5.00%, 4/01/18                                               7,000,000         6,591,480
       COP, NATL Insured, 5.125%, 4/01/23                                              6,000,000         5,307,720
       COP, Refunding, FSA Insured, 5.50%, 8/15/31                                     9,000,000         9,016,470
       COP, The Internext Group, 5.375%, 4/01/17                                       7,900,000         7,905,372
       COP, The Internext Group, 5.375%, 4/01/30                                      67,480,000        60,530,910
       MFHR, Borregas Court Project, Series J, GNMA Secured, 6.30%, 3/20/39            7,055,000         7,303,900
    California Statewide CDA Revenue,
       5.50%, 10/01/33                                                                45,465,000        45,607,760
       Catholic Healthcare West, Refunding, Series L, Assured Guaranty,
          5.25%, 7/01/41                                                              13,000,000        13,023,920
       Catholic Healthcare West, Series A, 5.50%, 7/01/30                             10,000,000        10,171,600
       Catholic Healthcare West, Series E, 5.50%, 7/01/31                             15,000,000        15,257,400
       CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 5.50%, 5/15/26            9,500,000         9,408,420
       CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 6.00%, 5/15/40           59,000,000        57,943,310
       Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/24                6,000,000         5,679,480
       Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/30                5,000,000         4,572,100
       Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/35               13,900,000        12,414,646
       Daughters of Charity Health, Refunding, Series A, 5.00%, 7/01/39               29,980,000        25,384,965
       Daughters of Charity Health, Refunding, Series H, 5.25%, 7/01/25                3,715,000         3,460,597
       East Campus Apartments LLC, Series A, ACA Insured, 5.50%, 8/01/22              11,000,000        10,162,240

Franklin California Tax-Free Income Fund

       East Campus Apartments LLC, Series A, ACA Insured, 5.625%, 8/01/34           $ 25,000,000   $    22,054,500
       Enloe Medical Center, California Mortgage Insured, 6.25%, 8/15/33              20,000,000        20,506,400
       Enloe Medical Center, California Mortgage Insured, 5.75%, 8/15/38              36,500,000        35,112,270
       Health Facility, Adventist Health, Series A, 5.00%, 3/01/30                     6,300,000         5,811,372
       Health Facility, Los Angeles Jewish Home for the Aging, California
          Mortgage Insured, 5.50%, 11/15/33                                           19,400,000        18,137,836
       Henry Mayo Newhall Memorial Hospital, Series A, California Mortgage
          Insured, 5.00%, 10/01/37                                                     5,000,000         4,266,300
       Huntington Memorial Hospital, Refunding, 5.00%, 7/01/27                        22,000,000        21,351,000
       Huntington Memorial Hospital, Refunding, 5.00%, 7/01/35                        50,000,000        46,196,500
       Kaiser Permanente, Refunding, Series A, 4.75%, 4/01/33                         24,590,000        21,607,233
       Kaiser Permanente, Refunding, Series A, BHAC Insured, 5.00%, 4/01/31           10,000,000        10,102,000
       Kaiser Permanente, Series A, 5.50%, 11/01/32                                   27,000,000        27,053,460
       Kaiser Permanente, Series B, 5.00%, 3/01/41                                    39,980,000        35,882,450
       Kaiser Permanente, Series B, 5.25%, 3/01/45                                   177,235,000       165,677,506
       Lodi Memorial Hospital, Series A, California Mortgage Insured,
          5.00%, 12/01/37                                                             20,000,000        17,078,200
       Los Angeles Orthopedic Hospital Foundation, AMBAC Insured,
          5.75%, 6/01/30                                                               8,375,000         7,941,426
       Methodist Hospital of Southern California Project, FHA Insured,
          6.25%, 8/01/24                                                              14,270,000        15,969,985
       Methodist Hospital of Southern California Project, FHA Insured,
          6.625%, 8/01/29                                                             22,500,000        25,417,350
       Methodist Hospital of Southern California Project, FHA Insured,
          6.75%, 2/01/38                                                              22,000,000        24,720,740
       Mission Community, California Mortgage Insured, 5.375%, 11/01/21                7,670,000         7,830,993
       Mission Community, California Mortgage Insured, 5.375%, 11/01/26                9,755,000         9,778,510
       Refunding, California Mortgage Insured, 5.50%, 1/01/28                          3,615,000         3,618,904
       Series B, 5.625%, 8/15/42                                                      51,000,000        51,039,270
       St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47               30,275,000        31,050,645
       St. Joseph Health System, Series E, FSA Insured, 5.25%, 7/01/47                15,300,000        15,456,366
       Stovehaven Apartments Project, Series A, ACA Insured, 5.875%, 7/01/32           4,945,000         3,641,004
       Sutter Health, Refunding, Series A, 5.00%, 11/15/43                           103,300,000        93,530,919
       Sutter Health, Series B, 5.25%, 11/15/48                                       15,000,000        14,036,550
       Sutter Health, Series C, 5.00%, 11/15/38                                       23,925,000        22,200,964
    California Statewide CDA Revenue COP,
       Capital Appreciation, Hospital, Triad Health Care, California Mortgage
          Insured, ETM, zero cpn., 8/01/10                                             6,745,000         6,712,152
       Capital Appreciation, Hospital, Triad Health Care, California Mortgage
          Insured, ETM, zero cpn., 8/01/11                                             3,115,000         3,061,827
       CHFCLP Insured Health Facilities, Unihealth, Series A, AMBAC Insured,
          Pre-Refunded, 5.75%, 10/01/25                                               24,545,000        28,787,358
       Southern California Development Corp., California Mortgage Insured,
          6.10%, 12/01/15                                                              1,495,000         1,495,419
    California Statewide CDA Water and Wastewater Revenue, Pooled Financing
       Program, Series A, FSA Insured,
       5.25%, 10/01/24                                                                 3,925,000         4,193,588
       5.00%, 10/01/29                                                                 1,095,000         1,137,442
       Pre-Refunded, 5.25%, 10/01/24                                                   1,075,000         1,249,021
       Pre-Refunded, 5.00%, 10/01/29                                                   1,905,000         2,195,989
    California Valley HFAR, Home Mortgage, NATL Insured, 5.65%, 2/01/27                4,795,000         4,763,641
    Camarillo Community Development Commission Tax Allocation, Camarillo
       Corridor Project, Refunding, AMBAC Insured, 5.00%, 9/01/36                      7,800,000         5,799,690
    Campbell RDA Tax Allocation, Central Campbell Redevelopment Project,
       Series A, 6.00%, 10/01/33                                                       5,000,000         4,602,950
    Campbell USD,
       GO, Series A, FGIC Insured, 5.00%, 8/01/28                                      5,205,000         5,513,448
       GO, Series E, FSA Insured, 5.00%, 8/01/29                                       6,260,000         6,483,106
       Series B, FGIC Insured, zero cpn., 8/01/20                                      5,000,000         2,829,450
       Series B, FGIC Insured, zero cpn., 8/01/21                                      6,280,000         3,322,246
    Capistrano University School CFD Special Tax, Number 90-2 Talega,
       5.875%, 9/01/33                                                                 5,765,000         5,391,428
       6.00%, 9/01/33                                                                  7,100,000         6,747,272
    Carlsbad USD, GO, zero cpn. to 5/01/19, 6.00% thereafter, 5/01/34                 14,000,000         8,188,740
    Centinela Valley UHSD, GO, Refunding, Series A, NATL Insured, 5.50%, 8/01/33      15,630,000        15,286,140
    Central California Joint Powers Health Financing Authority COP, Community
       Hospitals of Central California, Pre-Refunded,
       5.625%, 2/01/21                                                                 6,750,000         7,201,508
       5.75%, 2/01/31                                                                 18,070,000        19,302,916
    Cerritos Community College District GO, Election of 2004, Series B, NATL
       Insured, 5.00%, 8/01/31                                                        16,580,000        17,018,044

Franklin California Tax-Free Income Fund

    Cerritos PFAR Tax Allocation, Redevelopment Project, Refunding, Series A,
       AMBAC Insured, 5.00%, 11/01/22                                               $  6,675,000   $     6,334,241
    Chabot-Las Positas Community College District GO,
       Capital Appreciation Bonds, Series C, AMBAC Insured, zero cpn., 8/01/38        52,010,000         7,204,425
       Capital Appreciation Bonds, Series C, AMBAC Insured, zero cpn., 8/01/39        54,045,000         6,980,993
       Capital Appreciation Bonds, Series C, AMBAC Insured, zero cpn., 8/01/40        56,165,000         6,765,074
       Capital Appreciation Bonds, Series C, AMBAC Insured, zero cpn., 8/01/41        58,365,000         6,552,639
       Election of 2004, Series B, AMBAC Insured, 5.00%, 8/01/31                      11,500,000        11,803,830
       Series B, AMBAC Insured, 5.00%, 8/01/30                                        17,330,000        17,758,051
    Chaffey UHSD, GO,
       Series B, 5.00%, 8/01/25                                                        6,510,000         6,613,444
       Series C, FSA Insured, 5.00%, 5/01/27                                           6,980,000         7,204,267
    Chico RDA Tax Allocation, Chico Amended and Merged Redevelopment Project,
       AMBAC Insured, 5.00%, 4/01/32                                                   5,000,000         4,356,850
    Chino Valley USD, GO, Election of 2002, Series D, FGIC Insured,
       5.00%, 8/01/31                                                                 10,825,000        10,573,210
    Chula Vista COP, Cops Phase I, NATL Insured, 5.00%, 3/01/34                       10,360,000        10,419,259
    Chula Vista IDR, San Diego Gas and Electric Co.,
       Refunding, Series A, 5.875%, 2/15/34                                           17,500,000        19,144,825
       Series A, 5.30%, 7/01/21                                                        8,500,000         9,331,300
       Series B, 5.50%, 12/01/21                                                      14,000,000        14,378,980
    Claremont RDA Tax Allocation, Consolidated Redevelopment Project,
       Refunding, 5.50%, 8/01/23                                                       4,950,000         4,798,035
    Colton Joint USD, GO, Election of 2001, Series B, FGIC Insured,
       5.00%, 8/01/27                                                                  7,000,000         6,839,770
    Colusa County COP, ABAG Finance Corp., Series B, 7.00%, 2/01/18                    1,210,000         1,215,651
    Commerce Joint Powers Financing Authority Revenue, Redevelopment Projects,
       Series B, Radian Insured, 5.125%, 8/01/35                                       7,870,000         6,289,704
    Compton Sewer Revenue, 6.00%, 9/01/39                                             11,775,000        12,086,213
    Compton USD, GO, AMBAC Insured, 5.00%, 6/01/29                                     5,660,000         5,529,197
    Contra Costa Community College District GO, Election of 2002, FGIC Insured,
       5.00%, 8/01/26                                                                 11,700,000        12,089,610
    Contra Costa County COP, Merrithew Memorial Hospital Project, ETM,
       zero cpn., 11/01/15                                                             6,810,000         5,913,600
    Contra Costa Home Mortgage Finance Authority HMR, Pre-Refunded,
       zero cpn., 9/01/17                                                              7,700,000         3,324,937
    Contra Costa Home Mortgage Finance Authority HMR, Pre-Refunded,
       zero cpn., 9/01/17                                                              6,275,000         2,854,560
    Corcoran Hospital District Revenue, Series A, California Mortgage Insured,
       6.55%, 7/01/12                                                                    385,000           385,081
    Corona COP, Corona Community Hospital Project, Pre-Refunded,
       9.425%, 9/01/20                                                                13,300,000        13,824,685
    Corona-Norco USD, PFA Special Tax Revenue, Series A, 5.40%, 9/01/35                7,140,000         5,896,426
    Coronado CDA Tax Allocation, Coronado Community Development Project,
       Refunding, NATL Insured, 5.00%, 9/01/34                                         6,115,000         5,386,031
    Cudahy RDA Tax Allocation, Refunding, Series C, 6.00%, 10/01/27                    6,365,000         6,614,190
    Daly City Housing Development Finance Agency Mobile Home Park Revenue,
       Senior Franciscan Mobile Park, Refunding, Series A, 5.00%, 12/15/47            20,645,000        16,914,861
    Delano UHSD, GO,
       Election of 2005, Series A, XLCA Insured, 5.00%, 8/01/31                        5,160,000         4,911,288
       Refunding, Series A, NATL Insured, 5.15%, 2/01/32                               8,520,000         7,704,551
    Desert Community College District GO, Capital Appreciation Bonds, Series C,
       FSA Insured, zero cpn., 8/01/46                                               396,230,000        35,212,960
    Desert Sands USD, GO, Election of 2001, FSA Insured, Pre-Refunded,
       5.00%, 6/01/29                                                                 16,425,000        19,001,918
    Downey USD, GO, Election of 2002, Series C, FSA Insured, Pre-Refunded,
       5.00%, 2/01/30                                                                  4,860,000         5,564,457
    Duarte COP, Refunding, Series A, 5.25%,
       4/01/19                                                                         5,000,000         5,026,900
       4/01/24                                                                         5,000,000         5,007,850
       4/01/31                                                                        12,500,000        11,931,375
    East Bay MUD Water System Revenue,
       Refunding, Series A, FGIC Insured, 5.00%, 6/01/37                              99,545,000       101,889,285
       Series A, NATL Insured, 5.00%, 6/01/28                                          7,000,000         7,382,060
       Series A, NATL Insured, 5.00%, 6/01/29                                         27,495,000        28,831,807
       Series A, NATL Insured, 5.00%, 6/01/30                                         15,000,000        15,677,250
       Series A, NATL Insured, 5.00%, 6/01/35                                         27,505,000        28,236,633
    Eastern Municipal Water District Water and Sewer Revenue COP, Series B,
       FGIC Insured, Pre-Refunded, 5.00%, 7/01/30                                     21,370,000        22,808,628
    El Centro Financing Authority Hospital Revenue, El Centro Regional Medical
       Center Project, California Mortgage Insured, 5.25%, 3/01/26                     8,500,000         8,291,580
    El Dorado County Special Tax, CFD No. 1992-1,
       5.875%, 9/01/24                                                                 4,475,000         3,998,905
       6.00%, 9/01/31                                                                  8,850,000         7,580,998
       Refunding, 6.25%, 9/01/29                                                      19,750,000        17,925,297
    El Rancho USD, GO, Election of 2003, Series A, FGIC Insured, 5.00%, 8/01/28        5,635,000         5,621,307

Franklin California Tax-Free Income Fund

    Elk Grove USD Special Tax, Capital Appreciation, CFD 1, NATL Insured,
       zero cpn.,
       12/01/19                                                                     $  2,775,000   $     1,590,297
       12/01/20                                                                        2,765,000         1,507,782
       12/01/21                                                                        4,195,000         2,070,610
       12/01/22                                                                        4,195,000         1,953,444
       12/01/23                                                                        4,195,000         1,836,739
       12/01/24                                                                        4,200,000         1,720,068
    Emeryville PFAR,
       Housing Increment Loan, 6.20%, 9/01/25                                          3,115,000         3,115,530
       Shellmound Park Redevelopment and Housing Project, Refunding, Series B,
          NATL Insured, 5.00%, 9/01/28                                                10,000,000        10,007,600
    Fairfield COP, Fairfield Water Financing, Series A, XLCA Insured,
       5.00%, 4/01/42                                                                 10,000,000         9,582,600
    Florin Resource Conservation District COP, Elk Grove Water Service,
       Refunding, Series A, NATL Insured, 5.00%, 3/01/33                               8,715,000         8,126,127
    Fontana RDA Tax Allocation, Jurupa Hills Redevelopment Project, Refunding,
       Series A, 5.50%, 10/01/27                                                      12,500,000        12,502,375
    Foothill-De Anza Community College District GO,
       Capital Appreciation, zero cpn., 8/01/27                                        5,205,000         1,952,291
       NATL Insured, zero cpn., 8/01/26                                                5,290,000         2,121,872
    Foothill/Eastern Corridor Agency Toll Road Revenue,
       Capital Appreciation, Refunding, 5.80%, 1/15/20                                49,500,000        49,823,730
       Capital Appreciation, Refunding, 5.85%, 1/15/23                                10,000,000         9,972,800
       Capital Appreciation, Refunding, 5.875%, 1/15/26                               30,000,000        29,345,100
       Capital Appreciation, Refunding, 5.875%, 1/15/27                               80,835,000        78,424,500
       Capital Appreciation, Refunding, 5.875%, 1/15/28                               80,500,000        77,597,975
       Capital Appreciation, Refunding, 5.875%, 1/15/29                              112,230,000       107,222,297
       Capital Appreciation, Refunding, zero cpn., 1/15/21                            51,180,000        25,309,534
       Capital Appreciation, Refunding, zero cpn., 1/15/25                            57,000,000        21,053,520
       Capital Appreciation, Refunding, zero cpn., 1/15/30                            98,460,000        24,633,707
       Capital Appreciation, Refunding, zero cpn., 1/15/31                            14,635,000         3,375,416
       Capital Appreciation, Refunding, zero cpn., 1/15/32                           100,000,000        21,237,000
       Capital Appreciation, Refunding, zero cpn., 1/15/33                           132,460,000        26,219,132
       Capital Appreciation, Refunding, zero cpn., 1/15/34                           100,000,000        18,364,000
       Capital Appreciation, Refunding, zero cpn., 1/15/35                            20,000,000         3,406,200
       Capital Appreciation, Refunding, zero cpn., 1/15/36                           182,160,000        28,258,481
       Capital Appreciation, Refunding, zero cpn., 1/15/37                           170,615,000        24,005,530
       Capital Appreciation, Refunding, zero cpn., 1/15/38                           160,560,000        20,953,080
       Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/22           30,835,000        19,204,038
       Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/23            5,765,000         3,438,188
       Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/24           72,045,000        40,783,954
       Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/28            2,000,000           901,460
       Capital Appreciation, senior lien, Series A, Pre-Refunded, 7.15%, 1/01/14       5,500,000         5,610,000
       Refunding, 5.75%, 1/15/40                                                     395,510,000       360,902,875
       senior lien, Series A, 5.00%, 1/01/35                                          15,955,000        13,361,355
       senior lien, Series A, ETM, zero cpn., 1/01/25                                 20,660,000        11,114,254
       senior lien, Series A, ETM, zero cpn., 1/01/26                                 23,475,000        11,928,821
       senior lien, Series A, ETM, zero cpn., 1/01/27                                 15,000,000         7,138,050
       senior lien, Series A, ETM, zero cpn., 1/01/29                                 35,310,000        14,834,790
       senior lien, Series A, Pre-Refunded, 7.10%, 1/01/12                             8,000,000         8,160,000
    Fremont GO, Election of 2002, Fire Safety Project, Series B, FGIC Insured,
       5.00%, 8/01/34                                                                  7,235,000         7,430,779
    Fremont USD Alameda County GO, Election 2002, Series B, FSA Insured,
       5.00%, 8/01/28                                                                 10,000,000        10,358,100
    Fresno Joint Powers Financing Authority Lease Revenue, Master Lease
       Projects, Series A, 6.375%, 4/01/39                                            25,415,000        26,464,131
    Glendale Community College District GO, FGIC Insured, zero cpn., 8/01/28          15,000,000         5,461,050
    Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
       Asset-Backed, Refunding, Series A, FGIC Insured, 5.00%, 6/01/45                20,000,000        16,709,600
       Asset-Backed, Senior Series A-1, 5.125%, 6/01/47                                5,000,000         3,382,900
       Asset-Backed, Senior Series A-1, 5.75%, 6/01/47                                77,500,000        57,564,675
       Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45                    64,000,000        53,470,720
       Enhanced, Asset-Backed, Refunding, Series A, Radian Insured,
          5.00%, 6/01/45                                                              30,000,000        25,064,400
       Enhanced, Asset-Backed, Series A, FSA Insured, 5.00%, 6/01/35                  50,000,000        45,989,500
       Enhanced, Asset-Backed, Series B, Pre-Refunded, 5.50%, 6/01/33                 15,000,000        16,993,650
       Enhanced, Asset-Backed, Series B, Pre-Refunded, 5.625%, 6/01/38               138,000,000       156,911,520
       Enhanced, Asset-Backed, Series B, Pre-Refunded, 5.50%, 6/01/43                 57,000,000        64,575,870
       Enhanced, Series A, AMBAC Insured, 5.00%, 6/01/45                              14,085,000        11,767,736
       Series A-1, Pre-Refunded, 6.75%, 6/01/39                                        5,290,000         6,211,730

Franklin California Tax-Free Income Fund

    Hartnell Community College District GO,
       Capital Appreciation, Election of 2002, zero cpn. to 8/01/22, 6.125%
          thereafter, 8/01/33                                                       $ 20,000,000   $     9,675,800
       Election of 2002, Series A, NATL Insured, Pre-Refunded, 5.00%, 8/01/27          5,020,000         5,716,676
    Hawaiian Gardens RDA Tax Allocation, Project No. 1, ETM, 8.00%, 12/01/10             845,000           901,767
    Hawthorne School District GO, Capital Appreciation, Election of 2004,
       Series C, Assured Guaranty, zero cpn., 8/01/48                                 37,665,000         3,255,386
    Huntington Beach City and School District, Capital Appreciation, Election of
       2002, Series A, FGIC Insured, zero cpn., 8/01/28                               10,005,000         3,231,215
    Huntington Beach UHSD, GO, Election of 2004, FSA Insured, 5.00%, 8/01/29          11,000,000        11,320,650
    Imperial Irrigation District Electric Revenue, System, Refunding, BHAC
       Insured, 5.125%, 11/01/38                                                       4,800,000         4,935,120
    Indio Water Authority Water Revenue, AMBAC Insured, 5.00%, 4/01/36                18,020,000        17,480,661
    Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement
       Financing Project, Series B, FSA Insured, ETM, 6.25%, 8/01/11                   2,200,000         2,280,432
    Inland Empire Tobacco Securitization Authority Tobacco Settlement Revenue,
       Capital Appreciation, Series B, zero cpn. to 12/01/11, 5.75% thereafter,
       6/01/26                                                                        35,000,000        27,091,750
    Intercommunity Hospital Financing Authority COP, Northbay Healthcare System,
       Refunding, ACA Insured, 5.25%, 11/01/19                                        10,550,000         9,938,416
    Irvine 1915 Act Special Assessment, Limited Obligation,
       AD No. 00-18, Group 4, 5.375%, 9/02/26                                          2,500,000         2,304,500
       AD No. 03-19, Group 2, Refunding, 5.45%, 9/02/23                                2,000,000         1,923,480
       AD No. 03-19, Group 2, Refunding, 5.50%, 9/02/29                                4,295,000         3,887,963
    Irvine USD Financing Authority Special Tax, Series A,
       5.00%, 9/01/26                                                                  2,865,000         2,524,409
       5.125%, 9/01/36                                                                10,585,000         8,448,206
    Kaweah Delta Health Care District GO, Election of 2003, NATL Insured,
       5.00%, 8/01/34                                                                 16,500,000        14,857,755
    Kern Community College District COP, AMBAC Insured, 5.00%, 3/01/34                15,000,000        14,710,350
    Kern County Board of Education COP, Refunding, Series A, NATL Insured,
       5.20%, 5/01/28                                                                  3,150,000         3,155,324
    Kern High School District GO, Election of 1990, Series E, FGIC Insured,
       5.125%, 8/01/33                                                                 5,275,000         5,275,844
    La Mirada SFMR, MBS, Series A, 7.65%, 4/01/24                                         65,000            67,709
    La Palma Community Development Commission Tax Allocation, La Palma Community
       Development Project No. 1, Refunding, 6.10%, 6/01/22                            2,065,000         2,067,313
    La Quinta RDA Tax Allocation, Redevelopment Project Area No. 1,
       AMBAC Insured, 5.125%, 9/01/32                                                 10,825,000         9,743,474
    Laguna Beach USD, CFD Special Tax No. 98-1, 5.375%, 9/01/34                        5,375,000         4,426,044
    Lake Elsinore PFA Tax Allocation Revenue,
       Lake Elsinore Redevelopment Projects, Series A, FSA Insured,
          5.80%, 9/01/25                                                               6,750,000         6,750,675
       Series A, 5.50%, 9/01/30                                                       15,550,000        14,600,050
    Lancaster RDA, RMR, Los Angeles County, Series A, ETM, 10.125%, 9/01/16                5,000             7,369
    Lawndale RDA Tax Allocation, Economic Revitalization Project,
       Assured Guaranty, 5.50%, 8/01/39                                               10,280,000        10,325,129
    Lemon Grove CDA Tax Allocation, Refunding, 5.75%, 8/01/28                          7,890,000         7,296,751
    Local Medical Facilities Financing Authority COP, California Mortgage
       Insured, 7.55%, 3/01/20                                                           785,000           785,181
    Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A,
       5.00%, 12/01/23                                                                 9,200,000         8,228,112
       8.25%, 12/01/38                                                                35,000,000        38,393,250
    Long Beach Bond Finance Authority Lease Revenue, Aquarium of the Pacific
       Project, Refunding, AMBAC Insured, 5.00%, 11/01/26                             20,000,000        17,744,400
    Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A,
       5.50%, 11/15/28                                                                 8,000,000         7,797,920
       5.00%, 11/15/29                                                                17,465,000        15,816,653
       5.50%, 11/15/30                                                                 5,000,000         4,819,450
       5.00%, 11/15/35                                                                69,800,000        61,407,946
       5.50%, 11/15/37                                                                35,000,000        33,002,900
    Long Beach California Board Finance Authority Lease Revenue, Temple and
       Willow Facility, Refunding, Series B, NATL Insured, 5.00%, 10/01/27            14,935,000        14,847,033
    Los Angeles Community College District GO,
       Election of 2001, Series A, FGIC Insured, 5.00%, 8/01/32                       21,500,000        21,837,765
       Series A, NATL Insured, Pre-Refunded, 5.00%, 6/01/26                           59,275,000        63,488,267
    Los Angeles COP, Department of Public Social Services, Series A,
       AMBAC Insured, 5.50%,
       8/01/24                                                                         4,000,000         4,043,120
       8/01/31                                                                         5,000,000         5,016,150
    Los Angeles County COP, Series 1992, California Mortgage Insured,
       6.625%, 7/01/22                                                                   835,000           835,175
    Los Angeles County Infrastructure and Economic Development Bank Revenue,
       County Department of Public Social Services, AMBAC Insured,
       5.00%, 9/01/35                                                                  7,765,000         6,327,466

Franklin California Tax-Free Income Fund

    Los Angeles County MTA Sales Tax Revenue, Proposition A, Senior Series A,
       FSA Insured, Pre-Refunded, 5.00%, 7/01/24                                    $  5,000,000   $     5,390,150
    Los Angeles County Sanitation Districts Financing Authority Revenue, Capital
       Projects,
       District No. 14, Series B, FGIC Insured, 5.00%, 10/01/30                        7,000,000         7,030,660
       District No. 14, Series B, FGIC Insured, 5.00%, 10/01/34                       25,820,000        25,138,868
       Series A, NATL Insured, 5.00%, 10/01/34                                         7,110,000         6,874,375
    Los Angeles CRDA, Financing Authority Revenue, Pooled Financing, Beacon
       Normandie, Series B, 6.625%, 9/01/14                                              470,000           470,042
    Los Angeles CRDA Tax Allocation, Series G, ETM, 6.75%, 7/01/10                     2,175,000         2,239,184
    Los Angeles Department of Airports Revenue,
       Los Angeles International Airport, Series C, 5.125%, 5/15/33                   16,000,000        15,901,920
       Series A, 5.00%, 5/15/34                                                       12,500,000        12,429,500
       Series A, 5.25%, 5/15/39                                                       14,000,000        14,112,280
    Los Angeles Department of Water and Power Revenue,
       Power System, Series A, Sub Series A-1, 5.25%, 7/01/38                         10,000,000        10,466,700
       Power System, Series A, Sub Series A-1, AMBAC Insured, 5.00%, 7/01/37          12,345,000        12,521,904
       Power System, Series A, Sub Series A-1, FSA Insured, 5.00%, 7/01/31            10,000,000        10,299,400
       Power System, Series A, Sub Series A-1, FSA Insured, 5.00%, 7/01/35            63,435,000        64,222,863
       Power System, Series B, FSA Insured, 5.00%, 7/01/28                            10,575,000        10,943,750
       Refunding, Series A, Sub Series A-2, 5.00%, 7/01/30                             7,000,000         7,166,110
       Series A, Sub Series A-2, NATL Insured, 5.00%, 7/01/23                          6,550,000         6,813,048
    Los Angeles Department of Water and Power Waterworks Revenue, System,
       Series A,
       Sub Series A-1, AMBAC Insured, 5.00%, 7/01/36                                  14,385,000        14,495,764
       Sub Series A-1, AMBAC Insured, 5.00%, 7/01/38                                  18,000,000        18,133,920
       Sub Series A-2, AMBAC Insured, 5.00%, 7/01/44                                  38,000,000        38,070,300
    Los Angeles Harbor Department Revenue, Refunding, Series A, AMBAC Insured,
       5.00%, 8/01/25                                                                 15,000,000        15,282,750
    Los Angeles USD,
       COP, Administration Building Project, Series B, AMBAC Insured,
           5.00%, 10/01/31                                                            28,210,000        27,371,035
       GO, Election of 2004, Series F, FGIC Insured, 5.00%, 7/01/30                      100,000           101,884
       GO, Election of 2004, Series G, AMBAC Insured, 5.00%, 7/01/30                  13,815,000        14,075,275
       GO, Election of 2004, Series G, AMBAC Insured, 5.00%, 7/01/31                   6,000,000         6,089,520
       GO, Series A, NATL Insured, Pre-Refunded, 5.00%, 1/01/28                      170,250,000       193,649,160
       GO, Series F, 5.00%, 7/01/29                                                    2,250,000         2,320,290
       GO, Series I, 5.00%, 7/01/29                                                   10,000,000        10,312,400
       GO, Series I, 5.00%, 1/01/34                                                   26,000,000        26,116,740
    Los Angeles Wastewater System Revenue, Refunding, Series A,
       5.00%, 6/01/39                                                                 25,000,000        25,968,250
       FGIC Insured, 5.00%, 6/01/32                                                    6,000,000         6,108,360
       FSA Insured, 4.875%, 6/01/29                                                   34,335,000        34,854,489
       FSA Insured, 5.00%, 6/01/32                                                    17,500,000        17,883,250
    Lynwood PFA Tax Allocation, Project Area A, Refunding, Series A, FSA
       Insured, 5.90%, 9/01/28                                                         6,470,000         6,558,057
    M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39                     25,000,000        26,578,250
    M-S-R Public Power Agency San Juan Project Revenue, Series E, NATL Insured,
       6.00%, 7/01/22                                                                  6,330,000         6,342,723
    Madera County COP, Valley Children's Hospital, NATL Insured,
       5.00%, 3/15/23                                                                  8,500,000         8,104,155
       5.75%, 3/15/28                                                                 27,500,000        27,267,900
(a) Madera-Chowchilla Power Authority Hydroelectric Revenue, Refunding,
       8.00%, 1/01/14                                                                  1,315,000         1,323,008
    Manhattan Beach COP, Metlox Public Improvements, 5.00%, 1/01/33                    5,575,000         5,719,393
    Manteca Financing Authority Sewer Revenue, Series A, NATL Insured,
       5.00%, 12/01/33                                                                 2,870,000         2,803,359
    Marysville Hospital Revenue, Fremont Rideout Health, Refunding, Series A,
       AMBAC Insured, 5.00%, 1/01/22                                                   5,000,000         4,915,950
    Metropolitan Water District of Southern California Waterworks Revenue,
       Series B1, FGIC Insured, 5.00%, 10/01/33                                        5,000,000         5,115,800
    Milpitas RDA Tax Allocation, Redevelopment Project Area No. 1, NATL Insured,
       ETM,
       5.40%, 1/15/17                                                                 12,155,000        13,663,314
       5.50%, 1/15/24                                                                 11,790,000        13,737,590
    Modesto High School District Stanislaus County GO, Capital Appreciation,
       Series A, FGIC Insured, zero cpn.,
       8/01/21                                                                         9,660,000         4,968,621
       8/01/23                                                                        10,815,000         4,874,429
       5/01/27                                                                        12,770,000         4,354,187
    Modesto Irrigation District COP, Refunding and Capital Improvements,
       Series B, 5.30%, 7/01/22                                                        3,635,000         3,635,582

Franklin California Tax-Free Income Fund

    Modesto Schools Infrastructure Financing Agency Special Tax, AMBAC Insured,
       5.20%, 9/01/37                                                               $  4,270,000   $     3,658,792
    Monterey Peninsula Community College District GO, Series C, FSA Insured,
       5.00%, 8/01/34                                                                 10,000,000        10,172,300
    Moreno Valley USD, GO, Election of 2004, Series A, FSA Insured, zero cpn.,
       8/01/27                                                                         6,315,000         3,095,234
       8/01/28                                                                         6,625,000         3,084,203
    Murrieta Valley USD,
       GO, FSA Insured, 4.50%, 9/01/28                                                 5,300,000         5,041,201
       PFA, Special Tax Revenue, Series A, FGIC Insured, 5.00%, 9/01/37                6,975,000         6,751,242
    Natomas USD, GO, Election of 2006, BHAC Insured, 5.00%, 8/01/32                   16,450,000        16,552,319
    Needles PFAR Tax Allocation, Redevelopment Project, Series A, 7.50%, 8/15/22       1,325,000         1,325,106
    New Haven USD, GO, Capital Appreciation, Series C, FGIC Insured, zero cpn.,
       8/01/23                                                                        14,700,000         7,325,157
    Norco RDA Tax Allocation, Area No. 1, Refunding, NATL Insured,
       5.125%, 3/01/30                                                                 8,515,000         7,808,085
    Northern California Power Agency Multiple Capital Facilities Revenue,
       Refunding, Series A, AMBAC Insured, 5.00%, 8/01/25                             19,250,000        19,328,732
    Northern California Power Agency Public Power Revenue, Hydroelectric
       Project No. 1, Refunding, Series A, NATL Insured,
       5.125%, 7/01/23                                                                 6,270,000         6,285,236
       5.00%, 7/01/28                                                                 12,510,000        12,517,506
       5.20%, 7/01/32                                                                 12,930,000        12,929,741
    Oakland GO, Series B, 6.25%, 1/15/39                                              10,045,000        10,767,035
    Oakland USD Alameda County GO, 6.125%, 8/01/29                                     7,225,000         7,508,148
    Oceanside USD, GO, Election of 2000, Series D, FGIC Insured, 5.00%,
       8/01/29                                                                         5,755,000         5,726,340
       8/01/33                                                                         5,590,000         5,351,083
    Orange County CFD No. 2003-1 Special Tax, Ladera Ranch, Series A,
       5.50%, 8/15/24                                                                  1,100,000         1,035,694
       5.60%, 8/15/28                                                                  3,250,000         2,989,155
       5.625%, 8/15/34                                                                 5,000,000         4,291,700
    Orange County CFD No. 2004-1 Special Tax, Ladera Ranch, Series A,
       5.15%, 8/15/29                                                                  6,405,000         5,453,793
       5.20%, 8/15/34                                                                 11,000,000         9,022,970
    Orange County Water District Revenue COP, Series B, NATL Insured,
       5.00%, 8/15/28                                                                 22,950,000        23,503,783
       5.00%, 8/15/34                                                                 19,435,000        19,696,206
       ETM, 5.00%, 8/15/34                                                             4,140,000         4,634,896
    Oxnard Harbor District Revenue, ACA Insured, 5.60%, 8/01/19                       10,820,000         9,981,666
    Palmdale CRDA Tax Allocation, Merged Redevelopment Project Areas,
       Refunding, NATL Insured, 5.00%, 9/01/34                                         6,980,000         5,937,816
       sub. lien, AMBAC Insured, 5.50%, 12/01/29                                       2,900,000         2,791,279
    Palo Verde Community College District COP, AMBAC Insured, 5.50%, 1/01/37          21,000,000        21,379,890
    Palomar Pomerado Health Care District COP, 6.75%, 11/01/39                        30,000,000        29,885,400
    Palomar Pomerado Health GO, Convertible Capital Appreciation,
       Election of 2004, Series A, Assured Guaranty, zero cpn. to 8/01/19,
       7.00% thereafter, 8/01/38                                                      36,000,000        22,222,800
    Peralta Community College District GO, Election of 2000, Series C,
       NATL Insured, 5.00%,
       8/01/31                                                                         4,105,000         4,133,160
       8/01/34                                                                         6,920,000         6,880,971
    Perris PFAR Tax Allocation, Series A, 5.75%, 10/01/31                              5,000,000         5,002,800
    Perris SFMR, Series A, GNMA Secured, ETM, zero cpn., 6/01/23                      19,095,000        10,839,086
    Perris Special Tax, CFD No. 91-1, 8.75%, 9/01/21                                   4,785,000         4,796,771
    Port Hueneme RDA Tax Allocation, R-76 Project, Refunding, 6.50%, 5/01/23           2,290,000         2,289,977
    Port of Oakland Revenue, Series L, FGIC Insured, 5.375%, 11/01/27                  5,000,000         4,901,350
    Porterville COP, Infrastructure Financing Project, Refunding, AMBAC Insured,
       5.00%,
       7/01/30                                                                         7,420,000         6,898,745
       7/01/36                                                                         6,535,000         5,721,981
    Poway COP, Royal Mobile Home Park Project, Refunding, FSA Insured,
       5.875%, 8/01/15                                                                 5,505,000         5,515,404
       6.00%, 8/01/20                                                                  5,400,000         5,403,942
       6.00%, 8/01/28                                                                 15,000,000        15,011,100
    Poway USD, GO, NATL Insured, 5.00%, 8/01/27                                        5,020,000         5,185,309
    Ramona USD, COP, Convertible Capital Appreciation Bonds, Refunding,
       FGIC Insured, zero cpn. to 5/01/12, 5.00% thereafter, 5/01/32                   5,500,000         4,797,265
    Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical
       Center,
       Pre-Refunded, 5.625%, 7/01/34                                                  10,000,000        11,821,300
       Refunding, Series A, 5.00%, 7/01/38                                            14,000,000        12,583,620
       Series A, 5.00%, 7/01/47                                                       60,000,000        52,836,000

Franklin California Tax-Free Income Fund

    Rancho Water District Financing Authority Revenue, AMBAC Insured, ETM,
       zero cpn.,
       8/15/16                                                                      $  8,605,000   $     7,100,244
       8/15/17                                                                        13,605,000        10,661,694
       8/15/18                                                                        13,605,000        10,126,338
    Redding California Electricity System Revenue COP, Series A, FGIC Insured,
       5.00%, 6/01/35                                                                 12,725,000        12,298,203
    Redondo Beach PFAR, Wastewater System Financing Project, Series A,
       NATL Insured, 5.00%, 5/01/34                                                    5,060,000         5,220,098
    Rialto RDA Tax Allocation, Series A, 6.25%, 9/01/37                               13,525,000        13,505,930
    Rialto USD, GO, Series A, FGIC Insured, zero cpn., 6/01/19                        13,985,000         8,050,745
    Richmond Joint Powers Financing Authority Revenue, Lease, Series A,
       NATL Insured, Pre-Refunded, 5.00%,
       2/01/26                                                                         6,500,000         6,895,070
       2/01/31                                                                         7,000,000         7,425,460
    Riverside Community College District GO, Election of 2004, Series C, NATL
    Insured, 5.00%, 8/01/32                                                            6,930,000         6,951,414
    Riverside County Asset Leasing Corp. Leasehold Revenue, Riverside County
       Hospital Project,
       NATL Insured, zero cpn., 6/01/23                                               14,160,000         6,328,529
       NATL Insured, zero cpn., 6/01/24                                               13,005,000         5,405,008
       Series A, 6.50%, 6/01/12                                                       20,125,000        21,102,270
    Riverside County COP, Capital Improvement, Family Law, Refunding, Series A,
       FGIC Insured, 5.00%,
       11/01/30                                                                        9,905,000         9,703,433
       11/01/36                                                                        6,345,000         6,064,932
    Riverside County Flood Control and Water Conservation District Elsinore
       Valley AD, Zone 3, 7.875%,
       9/01/10                                                                           280,000           289,988
       9/01/11                                                                           305,000           334,975
       9/01/12                                                                           325,000           368,297
       9/01/13                                                                           350,000           410,053
       9/01/14                                                                           380,000           453,306
       9/01/15                                                                           410,000           490,782
       9/01/16                                                                           440,000           527,041
       9/01/17                                                                           475,000           572,313
    Riverside County PFA, COP,
       5.75%, 5/15/19                                                                  3,500,000         3,223,220
       5.80%, 5/15/29                                                                 14,230,000        11,931,001
    Riverside County PFA Tax Allocation Revenue, Redevelopment Projects,
       Refunding, Series A, XLCA Insured, 5.00%, 10/01/35                             17,500,000        14,258,125
    Riverside County RDA Tax Allocation, Jurupa Valley Project Area, AMBAC
       Insured, Pre-Refunded, 5.125%, 10/01/35                                        17,035,000        18,713,970
    Riverside County SFMR, Capital Appreciation Mortgage,
       Series A, ETM, zero cpn., 9/01/14                                              20,220,000        18,585,415
       Series A, ETM, zero cpn., 11/01/20                                             25,055,000        15,980,330
       Series B, ETM, zero cpn., 6/01/23                                              26,160,000        14,389,308
    Riverside Electric Revenue, Issue D, FSA Insured, 5.00%, 10/01/33                 10,000,000        10,233,800
    RNR School Financing Authority Special Tax, CFD No. 92-1, Series A, AMBAC
       Insured, 5.00%, 9/01/36                                                        10,090,000         8,272,993
    Road 17 Levee Area PFA Assessment Revenue, Road 17 Levee Improvement
       Project, 7.00%, 9/01/39                                                         8,865,000         9,229,706
    Rocklin USD, GO,
       Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/10                4,595,000         4,571,106
       Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/11                5,145,000         4,976,913
       Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/12                5,760,000         5,405,357
       Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/16               33,960,000        25,142,965
       Election of 2002, FGIC Insured, zero cpn., 8/01/25                              8,160,000         3,172,853
       Election of 2002, FGIC Insured, zero cpn., 8/01/26                              8,695,000         3,141,243
       Election of 2002, FGIC Insured, zero cpn., 8/01/27                              9,080,000         2,995,764
       Election of 2002, FGIC Insured, zero cpn., 8/01/28                             16,615,000         5,080,535
    Roseville City School District GO, Capital Appreciation, Series A,
       zero cpn.,
       8/01/11                                                                         3,115,000         3,007,969
       8/01/17                                                                        30,770,000        21,941,472
    Roseville Electric System Revenue COP, FSA Insured, 5.00%,
       2/01/29                                                                        10,000,000        10,318,800
       2/01/34                                                                        17,000,000        17,382,160
    Roseville Joint UHSD,
       Capital Appreciation, Series A, zero cpn., 8/01/10                              1,820,000         1,811,846

Franklin California Tax-Free Income Fund

       Capital Appreciation, Series A, zero cpn., 8/01/11                           $  1,965,000   $     1,897,483
       Capital Appreciation, Series A, zero cpn., 8/01/17                             18,155,000        12,925,634
       GO, Election of 2004, Series B, FGIC Insured, 5.00%, 8/01/30                    8,375,000         8,574,827
    Roseville Natural Gas Financing Authority Gas Revenue, 5.00%, 2/15/26              5,000,000         4,665,950
    Rowland USD, GO, Series A, FSA Insured, 5.00%, 8/01/31                            17,715,000        17,832,628
    Sacramento Area Flood Control Agency Revenue, Consolidated, Capital
       Assessment District, Series A, FGIC Insured, 5.00%, 10/01/37                    8,715,000         8,251,885
    Sacramento City Financing Authority Revenue, Capital Improvement,
       AMBAC Insured, 5.00%, 12/01/33                                                    485,000           467,293
       AMBAC Insured, Pre-Refunded, 5.00%, 12/01/33                                    7,035,000         8,042,553
       Community Reinsurance Capital Program, Series A, AMBAC Insured,
          5.00%, 12/01/31                                                             16,915,000        16,736,547
       Community Reinsurance Capital Program, Series A, AMBAC Insured,
          5.00%, 12/01/36                                                             10,000,000         9,558,200
       Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/32                         16,250,000        17,258,962
    Sacramento City USD, GO, Election of 1999, Series B, FGIC Insured,
       5.00%, 7/01/30                                                                  5,250,000         5,315,993
    Sacramento County Airport System Revenue,
       PFC/Grant, Series C, Assured Guaranty, 5.75%, 7/01/39                           5,000,000         5,211,100
       Senior Series A, FSA Insured, 5.00%, 7/01/41                                   10,000,000         9,984,200
       Senior Series B, FSA Insured, 5.25%, 7/01/39                                   20,000,000        18,885,000
    Sacramento County Sanitation District Financing Authority Revenue,
       AMBAC Insured, Pre-Refunded, 5.625%, 12/01/30                                   5,000,000         5,288,300
       County Sanitation District No. 1, NATL Insured, 5.00%, 8/01/30                 11,900,000        12,302,339
       Sacramento Regional County Sanitation District, FGIC Insured,
          5.00%, 12/01/30                                                             10,000,000        10,382,100
       Sacramento Regional County Sanitation District, FGIC Insured,
          5.00%, 12/01/36                                                             61,095,000        62,230,756
       Sacramento Regional County Sanitation District, Series A, AMBAC Insured,
          Pre-Refunded, 5.00%, 12/01/35                                               40,000,000        46,490,400
    Sacramento MUD Electric Revenue,
       Refunding, Series T, FGIC Insured, 5.00%, 5/15/30                               9,095,000         9,161,666
       Series N, NATL Insured, 5.00%, 8/15/28                                         63,500,000        63,964,820
       sub. lien, Refunding, 8.00%, 11/15/10                                           6,355,000         6,370,061
    Sacramento USD, COP, Refunding, NATL Insured, 5.00%, 3/01/31                       6,000,000         5,899,620
    Saddleback Valley USD, GO,
       Election of 2004, Series A, NATL Insured, 4.50%, 8/01/30                        5,250,000         5,105,625
       FSA Insured, 5.00%, 8/01/27                                                     4,680,000         4,834,066
       FSA Insured, 5.00%, 8/01/29                                                     4,335,000         4,434,272
    Salida Area Public Facilities Financing Agency CFD, Special Tax, No. 1988-1,
       Refunding, FSA Insured, 5.25%, 9/01/28                                          6,800,000         6,800,748
    San Bernardino County COP, Medical Center Financing Project,
       Refunding, 5.00%, 8/01/26                                                      13,045,000        11,724,585
       Series A, NATL Insured, 5.50%, 8/01/22                                         40,830,000        40,890,020
    San Bernardino County Housing Authority MFMR,
       Sequoia Plaza Mobil Home, GNMA Secured, 6.75%, 4/20/41                          6,920,000         7,375,405
       Series A, GNMA Secured, 6.70%, 3/20/43                                          3,345,000         3,609,155
    San Bernardino Joint Powers Financing Authority Lease Revenue, City Hall
       Project, Refunding, NATL Insured, 5.70%, 1/01/23                                6,315,000         6,326,556
    San Carlos School District GO, Election of 2005, Series A, NATL Insured,
       5.00%,
       10/01/26                                                                        5,070,000         5,311,586
       10/01/30                                                                        9,820,000        10,096,138
    San Diego Community College District GO, Election of 2002, Capital
       Appreciation, zero cpn. to 8/01/19, 6.00% thereafter, 8/01/33                  26,880,000        16,325,568
    San Diego County COP, NATL Insured, 5.00%, 8/15/28                                24,000,000        22,294,800
    San Diego County Water Authority Water Revenue COP, Series A,
       FSA Insured, 5.00%, 5/01/34                                                   106,705,000       106,994,171
       NATL Insured, 5.00%, 5/01/25                                                   12,440,000        12,822,406
    San Diego Public Facilities Financing Authority Sewer Revenue, Series A,
       FGIC Insured, 5.25%, 5/15/27                                                    9,395,000         9,396,315
    San Diego Public Facilities Financing Authority Water Revenue,
       NATL Insured, 5.00%, 8/01/26                                                   12,210,000        12,510,976
       Subordinated, Refunding, NATL Insured, 5.00%, 8/01/32                          20,000,000        20,167,000
    San Diego RDA Tax Allocation, Horton Project, Refunding, Series A,
       FSA Insured, 6.00%, 11/01/15                                                    4,405,000         4,405,573
    San Diego USD, GO,
       Capital Appreciation, Election of 2008, Series A, zero cpn. to 7/01/19,
          6.00% thereafter, 7/01/33                                                  104,505,000        61,525,229
       Capital Appreciation Bond, Series A, FGIC Insured, zero cpn., 7/01/21          12,160,000         6,608,595
       Capital Appreciation Bond, Series A, FGIC Insured, zero cpn., 7/01/22           8,440,000         4,291,909
       Capital Appreciation Bond, Series A, FGIC Insured, zero cpn., 7/01/23          11,120,000         5,307,687

Franklin California Tax-Free Income Fund

       Election of 1998, Series B, NATL Insured, 5.00%, 7/01/25                     $  6,975,000   $     7,108,920
       Election of 1998, Series D, FGIC Insured, 5.00%, 7/01/27                       16,000,000        17,304,320
       Election of 1998, Series E, FSA Insured, 5.00%, 7/01/28                        10,000,000        11,058,700
       Series C, FSA Insured, 5.00%, 7/01/26                                           6,490,000         6,967,599
    San Francisco BART District GO, Election of 2004, Series B, 5.00%, 8/01/32        28,000,000        29,438,920
    San Francisco BART District Sales Tax Revenue, FSA Insured, 5.00%,
       7/01/31                                                                        10,000,000        10,209,100
       7/01/36                                                                         6,760,000         6,852,004
    San Francisco City and County Airports Commission International Airport
       Revenue,
       Issue 32G, Refunding, Second Series, FGIC Insured, 4.50%, 5/01/28               7,500,000         7,008,900
       Issue 32G, Refunding, Second Series, FGIC Insured, 4.50%, 5/01/32               5,260,000         4,680,821
       Refunding, Second Series 28A, NATL Insured, 5.125%, 5/01/32                    26,290,000        23,090,244
       Refunding, Series 28B, NATL Insured, 5.00%, 5/01/27                             5,050,000         5,071,564
    San Francisco City and County COP, 30 Van Ness Avenue Property, Series A,
       NATL Insured, 5.00%, 9/01/31                                                    5,805,000         5,781,780
    San Francisco City and County RDA, Hotel Tax Revenue, FSA Insured,
       6.75%, 7/01/25                                                                    315,000           315,054
    San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
       Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16                      19,500,000        18,899,790
       Capital Appreciation, Refunding, Series A, 5.65%, 1/15/17                      17,000,000        16,361,480
       Capital Appreciation, Refunding, Series A, 5.70%, 1/15/19                      57,000,000        53,847,900
       Capital Appreciation, Refunding, Series A, 5.75%, 1/15/23                      80,000,000        72,622,400
       Capital Appreciation, Refunding, Series A, 5.75%, 1/15/24                      80,000,000        71,814,400
       Refunding, Series A, 5.50%, 1/15/28                                           247,300,000       206,092,401
       Refunding, Series A, NATL Insured, 5.375%, 1/15/29                             85,500,000        69,241,320
       Refunding, Series A, NATL Insured, 5.25%, 1/15/30                              21,200,000        16,681,220
       senior lien, 5.00%, 1/01/33                                                    82,040,000        65,718,142
       senior lien, ETM, zero cpn., 1/01/25                                            5,700,000         3,066,372
       senior lien, ETM, zero cpn., 1/01/28                                           33,545,000        15,119,738
       senior lien, ETM, zero cpn., 1/01/29                                           37,050,000        15,565,816
       senior lien, Refunding, Series A, 5.65%, 1/15/18                               60,000,000        57,136,200
       senior lien, Refunding, Series A, 5.70%, 1/15/20                               80,000,000        74,667,200
       senior lien, Refunding, Series A, 5.75%, 1/15/22                               90,000,000        82,596,600
    San Jose Airport Revenue,
       Refunding, Series A, FGIC Insured, 5.00%, 3/01/31                              11,000,000        10,609,610
       Refunding, Series B, AMBAC Insured, 5.00%, 3/01/37                             65,000,000        59,398,950
       Series D, NATL Insured, 5.00%, 3/01/28                                         10,000,000         9,858,600
    San Jose Financing Authority Lease Revenue,
       Civic Center Project, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/39       20,885,000        20,756,557
       Civic Center Project, Series B, AMBAC Insured, 5.00%, 6/01/27                  46,400,000        47,397,600
       Refunding, Series F, NATL Insured, 5.00%, 9/01/21                              14,045,000        14,407,080
       Refunding, Series F, NATL Insured, 5.00%, 9/01/22                              14,730,000        15,095,451
    San Jose Financing Authority Revenue, Fourth and San Fernando Parking
       Facility, Series A, AMBAC Insured, 5.00%, 9/01/24                               5,000,000         5,146,000
    San Jose GO,
       Libraries, Parks and Public Safety Projects, 5.00%, 9/01/28                    11,600,000        11,971,200
       Libraries, Parks and Public Safety Projects, NATL Insured, 5.00%, 9/01/34      15,820,000        16,221,986
       Libraries and Parks Projects, NATL Insured, 5.00%, 9/01/36                     35,150,000        36,332,446
    San Jose RDA, MFHR, Miraido Village, Series A, GNMA Secured, 5.75%, 7/20/38        7,110,000         7,124,149
    San Jose RDA Tax Allocation,
       Housing Set-Aside Merged Area, Series E, NATL Insured, 5.85%, 8/01/27           7,325,000         7,326,099
       Merged Area Redevelopment Project, Refunding, NATL Insured,
          5.625%, 8/01/28                                                              2,030,000         2,036,049
       Merged Area Redevelopment Project, Series B, XLCA Insured,
          5.00%, 8/01/32                                                              13,395,000        11,598,864
       Series A, 6.50%, 8/01/18                                                       10,000,000        11,071,400
       Series B, 7.00%, 8/01/35                                                       28,565,000        31,235,542
    San Jose USD, COP, Refunding, FSA Insured, zero cpn.,
       1/01/27                                                                         7,105,000         2,535,135
       1/01/29                                                                         7,105,000         2,188,269
    San Jose USD Santa Clara County GO, Series A, FSA Insured, 5.00%,
       8/01/24                                                                         9,200,000         9,441,776
       8/01/27                                                                         9,150,000         9,348,646
    San Juan Basin Authority Lease Revenue, AMBAC Insured, 5.00%, 12/01/34             4,000,000         3,521,720
    San Juan Bautista Water and Wastewater Revenue COP, Refunding,
       6.25%, 10/01/43                                                                 7,330,000         7,644,604
    San Juan USD, GO, Election of 1998, Series B, NATL Insured, zero cpn.,
       8/01/26                                                                        15,825,000         6,412,448
       8/01/27                                                                        18,605,000         6,385,794
       8/01/28                                                                        19,470,000         6,186,982

Franklin California Tax-Free Income Fund

    San Luis Obispo County Financing Authority Revenue, Nacimiento Water
       Project, Series A, NATL Insured, 5.00%, 9/01/32                              $ 12,500,000   $    12,168,625
    San Marcos PFAR, Series A, ETM, 6.25%, 9/02/22                                    15,000,000        19,909,500
    San Marcos Public Facilities Authority Revenue,
       Refunding, 5.80%, 9/01/18                                                       4,745,000         4,772,379
       Senior Tax Increment Project Area 3, Series A, NATL Insured,
          Pre-Refunded, 5.80%, 10/01/30                                                8,035,000         8,529,635
    San Mateo County Joint Powers Authority Lease Revenue, Capital Projects,
       Refunding, Series A, FSA Insured, 5.00%, 7/15/29                                4,545,000         4,597,813
    San Mateo Flood Control District COP, Colma Creek Flood Control Zone, AMBAC
       Insured, 5.00%, 8/01/39                                                         6,555,000         5,687,642
    San Mateo RDA Tax Allocation, Pre-Refunded, 5.60%, 8/01/25                        10,185,000        11,004,383
    San Mateo UHSD,
       COP, Phase I Projects, Capital Appreciation, Series B, AMBAC Insured,
          zero cpn. to 12/15/19, 5.00% thereafter, 12/15/43                           11,535,000         4,699,936
       GO, Capital Appreciation, Election of 2000, Series B, FGIC Insured,
          zero cpn., 9/01/22                                                           5,000,000         2,680,000
       GO, Election of 2000, Series A, FGIC Insured, Pre-Refunded,
          5.00%, 9/01/25                                                              13,865,000        14,914,580
    San Ramon PFA Tax Allocation Revenue, NATL Insured, 5.30%, 2/01/28                18,360,000        16,824,737
    San Ramon Valley Fire Protection District COP, XLCA Insured, 5.00%, 8/01/36        5,655,000         5,683,105
    San Ramon Valley USD, GO, Election of 2002,
       FSA Insured, 5.40%, 3/01/28                                                    27,410,000        29,161,499
       NATL Insured, 5.00%, 8/01/25                                                    9,215,000         9,688,098
       NATL Insured, 5.00%, 8/01/28                                                   14,770,000        15,341,599
    Sanger USD, GO, Election of 2006, Series A, FSA Insured, 5.00%, 8/01/27            6,000,000         6,104,400
(a) Santa Barbara Housing Authority Revenue, Refunding and Acquisition,
       6.25%, 11/15/20                                                                 4,160,000         3,626,854
    Santa Clara County Financing Authority Revenue, El Camino, Series B, AMBAC
    Insured, 5.125%, 2/01/41                                                          20,000,000        19,781,600
    Santa Clara Housing Authority MFHR, Elena Gardens Apartments Project,
       Series A, GNMA Secured, 6.40%, 6/20/35                                          5,305,000         5,337,520
    Santa Clara USD, COP, 5.375%, 7/01/31                                              7,575,000         7,847,473
    Santa Clarita Community College District GO, Election of 2006, NATL Insured,
       5.00%, 8/01/32                                                                  9,765,000         9,725,354
    Santa Cruz City High School District GO, NATL Insured, 5.00%, 8/01/29             10,885,000        10,502,610
    Santa Cruz County RDA Tax Allocation, 7.00%, 9/01/36                               5,000,000         5,401,400
    Santa Margarita Water District Special Tax, Community Facilities District
       No. 99-1, Pre-Refunded, 6.00%, 9/01/30                                          9,000,000        10,546,290
    Santa Maria Bonita School District COP, NATL Insured, 7.00%, 3/01/16                 370,000           370,152
    Santa Maria Water and Wastewater Revenue, COP, Series A, AMBAC Insured,
       5.55%, 8/01/27                                                                 21,000,000        21,976,290
    Santee School District COP, Capital Improvement Project, Assured Guaranty,
       5.50%, 10/01/48                                                                15,460,000        15,770,128
    Saugus USD, GO, Series B, FSA Insured, Pre-Refunded, 5.00%, 8/01/29                5,000,000         5,835,550
    School Facilities Financing Authority Revenue, Capital Appreciation,
       Grant Joint UHSD, Series A, FSA Insured, zero cpn., 8/01/42                    49,000,000         5,486,530
    Shafter Joint Powers Financing Authority Lease Revenue, Community
       Correctional Facility Project, Series A,
       5.95%, 1/01/11                                                                    820,000           820,279
       6.05%, 1/01/17                                                                  5,135,000         5,135,873
    Simi Valley USD, GO, Election 2004, Series A, NATL Insured, Pre-Refunded,
       5.00%, 8/01/26                                                                  6,000,000         6,961,440
    Snowline Joint USD, CFD Special Tax, No. 2002-1, Series A,
       5.30%, 9/01/29                                                                  1,615,000         1,319,633
       5.40%, 9/01/34                                                                  2,000,000         1,600,800
    Solano County COP, GO, NATL Insured, Pre-Refunded, 5.00%, 11/01/32                14,665,000        16,300,294
    South Gate Utility Authority Revenue, Water and Sewer Systems Project, FGIC
       Insured, 5.00%, 10/01/32                                                        6,475,000         5,481,282
    Southern California Public Power Authority Natural Gas Project Revenue,
       Project No. 1, Series A, 5.00%, 11/01/33                                       17,500,000        16,117,500
    Southern California Public Power Authority Power Project Revenue,
       6.75%, 7/01/13                                                                 10,000,000        11,613,800
       Series A, AMBAC Insured, ETM, zero cpn., 7/01/11                               12,000,000        11,832,120
       Series A, AMBAC Insured, ETM, zero cpn., 7/01/12                               16,890,000        16,370,801
       Series A, AMBAC Insured, ETM, zero cpn., 7/01/13                               16,000,000        15,172,000
    Southern California Public Power Authority Project Revenue, Magnolia Power
       Project, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/36                 15,800,000        17,942,480
    Southern California Public Power Authority Transmission Project Revenue,
       Southern Transmission Project, 6.125%, 7/01/18                                  1,135,000         1,135,329
    Stockton East Water District COP, Capital Appreciation, 1990 Project,
       Series B, zero cpn., 4/01/16                                                  103,885,000        77,520,026
    Stockton Revenue, O'Connor Woods Housing Corp., Series A, 6.35%, 11/01/31          9,110,000         8,134,957

Franklin California Tax-Free Income Fund

    Stockton Revenue COP, Wastewater System Project, Refunding, Series A, NATL
       Insured, 5.20%, 9/01/29                                                      $ 19,160,000   $    19,220,929
    Stockton USD, GO,
       Election of 2000, NATL Insured, 5.00%, 1/01/27                                  5,030,000         5,001,480
       NATL Insured, 5.00%, 1/01/28                                                    5,335,000         5,260,257
    Suisun City PFA Tax Allocation Revenue, Capital Appreciation Redevelopment
       Project, Series A, zero cpn., 10/01/28                                         17,855,000         6,028,384
    Sweetwater UHSD, GO, Election of 2006, Series A, FSA Insured, 5.625%, 8/01/47     10,000,000        10,290,500
    Tahoe Forest Hospital District Revenue, Series A, 5.90%, 7/01/29                   1,635,000         1,522,332
    Thousand Oaks SFHMR, Capital Appreciation, Mortgage-Backed Securities
       Program, Refunding, Series A, GNMA Secured, zero cpn., 9/01/23                     16,000            72,445
    Tobacco Securitization Authority Northern California Tobacco Settlement
       Revenue, Asset-Backed Bonds, Series B, Pre-Refunded, 5.00%, 6/01/28            17,390,000        18,482,440
    Tobacco Securitization Authority Southern California Tobacco Settlement
       Revenue, Asset-Backed Bonds,
       Senior Series A, Pre-Refunded, 5.50%, 6/01/36                                  80,500,000        89,363,050
       Senior Series A, Pre-Refunded, 5.625%, 6/01/43                                123,165,000       137,091,267
       Sub Series B, Pre-Refunded, 6.00%, 6/01/43                                     48,435,000        54,342,617
    Tobacco Securitization Authority Tobacco Settlement Revenue, Series A,
       Pre-Refunded, 5.375%, 6/01/41                                                  30,250,000        32,308,815
    Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A,
       5.50%, 6/01/31                                                                  4,385,000         4,413,152
    Trabuco Canyon PFA, Special Tax Revenue, Refunding,
       Series A, FSA Insured, 6.00%, 10/01/10                                          3,885,000         4,039,390
       Series A, FSA Insured, 6.10%, 10/01/15                                         13,220,000        14,891,933
       Series C, FSA Insured, 6.00%, 7/01/12                                           1,650,000         1,727,253
       Series C, FSA Insured, 6.10%, 7/01/19                                           5,215,000         6,199,644
    Tustin CFD No. 04-01 Special Tax, John Laing Homes,
       5.375%, 9/01/29                                                                 1,000,000           885,170
       5.50%, 9/01/34                                                                  1,500,000         1,298,655
    Twin Cities Police Authority CFD Special Tax, No. 2008-1, Public Safety
       Police,
       6.00%, 8/01/44                                                                 12,850,000        13,654,281
    University of California Regents Medical Center Pooled Revenue, Series A,
       NATL Insured, 4.50%, 5/15/47                                                   66,335,000        59,601,334
    University of California Regents Revenue, Series A, NATL Insured,
       4.50%, 5/15/37                                                                 36,715,000        33,666,921
    University of California Revenues,
       Limited Project, Series B, FSA Insured, 5.00%, 5/15/29                         17,300,000        17,610,535
       Limited Project, Series B, FSA Insured, 5.00%, 5/15/33                         15,000,000        15,074,850
       Limited Project, Series D, FGIC Insured, 5.00%, 5/15/37                        10,000,000         9,896,400
       Limited Project, Series D, FGIC Insured, 5.00%, 5/15/41                        22,500,000        22,113,675
       Multiple Purpose Projects, Series O, FGIC Insured, Pre-Refunded,
          5.00%, 9/01/23                                                               9,200,000         9,579,132
       Series O, FGIC Insured, Pre-Refunded, 5.25%, 9/01/34                           21,235,000        22,144,707
       UCLA Medical Center, Series A, AMBAC Insured, 5.00%, 5/15/34                    3,710,000         3,658,357
    Upland COP, San Antonio Community Hospital, Refunding, 5.70%, 1/01/11              5,915,000         5,985,034
(a) Vacaville PFAR, Local Agency, 8.65%, 9/02/18                                       3,855,000         3,077,100
    Vacaville USD, GO, Election of 2001, AMBAC Insured, 5.00%, 8/01/32                 7,790,000         7,533,943
    Vallejo PFA Local Agency Revenue, Hiddenbrooke Improvement District,
       Series A, 5.80%, 9/01/31                                                        4,485,000         3,888,988
    Vallejo RDA Tax Allocation, Waterfront Redevelopment Project, 7.90%, 5/01/19       1,935,000         1,902,260
    Victor Valley Joint UHSD, GO, Election of 2008, Series A, Assured Guaranty,
       5.00%, 8/01/34                                                                 20,000,000        20,014,400
    Vista Community Development Commission Tax Allocation Revenue, Vista
       Redevelopment Project Area, 5.875%, 9/01/37                                     5,000,000         4,779,500
    Vista USD, GO,
       Election of 2002, Series C, FSA Insured, 5.00%, 8/01/28                         4,370,000         4,517,225
       Series B, FGIC Insured, 5.00%, 8/01/28                                          6,000,000         6,103,680
    Washington Township Health Care District Revenue, Refunding,
       5.25%, 7/01/29                                                                  6,500,000         5,952,830
       Series A, 5.00%, 7/01/37                                                        7,000,000         5,920,740
    West Contra Costa USD, GO,
       Election of 2002, Series C, FGIC Insured, 5.00%, 8/01/34                       11,605,000        10,660,933
       Series A, FSA Insured, 5.00%, 8/01/35                                          12,000,000        11,514,840
    West Covina PFA Lease Revenue, Big League Dreams Project, Series A, 5.00%,
       6/01/30                                                                         4,200,000         4,220,370
       6/01/36                                                                         5,045,000         4,929,066
    West Kern Community College District COP, AMBAC Insured, 5.625%, 11/01/34         11,035,000        11,449,475
    West Sacramento Financing Authority Special Tax Revenue, Series A,
       XLCA Insured, 5.00%, 9/01/34                                                    5,000,000         4,158,800

Franklin California Tax-Free Income Fund

    Western Placer Unified School COP, Refinancing Project, Series B, Assured
       Guaranty, 5.125%, 8/01/47                                                    $ 10,275,000   $     9,512,492
    Westlands Water District Revenue COP,
       NATL Insured, 5.00%, 9/01/26                                                   13,150,000        13,355,140
       NATL Insured, 5.00%, 9/01/34                                                   13,500,000        13,503,510
       Series A, NATL Insured, 5.00%, 9/01/30                                          6,250,000         6,303,250
       Series A, NATL Insured, 5.00%, 9/01/31                                          7,490,000         7,557,036
       Series A, NATL Insured, 5.00%, 9/01/35                                          6,910,000         6,820,999
    Westminster School District GO, Election of 2008, Seris A-1, Assured
       Guaranty, 5.00%, 8/01/34                                                       18,980,000        18,481,775
    Whittier Health Facility Revenue, Presbyterian Intercommunity Hospital,
       Pre-Refunded,
       5.60%, 6/01/22                                                                 14,285,000        15,995,057
       5.75%, 6/01/31                                                                 28,000,000        31,451,560
   William S. Hart UHSD, GO, Series A, NATL Insured, 5.00%, 9/01/27                    8,685,000         8,917,584
   Yuba Community College District GO,
       Capital Appreciation, Election of 2006, Series B, AMBAC Insured,
          zero cpn., 8/01/39                                                           7,075,000           867,820
       Election of 2006, Series A, AMBAC Insured, 5.00%, 8/01/46                      24,080,000        22,954,501
    Yucaipa Valley Water District Water System Revenue COP, Series A, NATL
       Insured, 5.00%,
       9/01/29                                                                        10,100,000        10,165,953
       9/01/34                                                                        12,765,000        12,692,495
                                                                                                   ---------------
                                                                                                    12,565,402,410
                                                                                                   ---------------
    U.S. TERRITORIES 8.1%
    PUERTO RICO 8.0%
    Children's Trust Fund Puerto Rico Tobacco Settlement Revenue,
       Asset-Backed Bonds, Refunding,
       5.50%, 5/15/39                                                                  7,210,000         6,269,744
       5.625%, 5/15/43                                                                25,500,000        21,711,720
    Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien,
       Series A, 6.00%, 7/01/44                                                       10,500,000        10,730,790
    Puerto Rico Commonwealth GO,
       Public Improvement, Refunding, Series A, 5.50%, 7/01/32                        30,000,000        28,767,900
       Public Improvement, Refunding, Series A, NATL Insured, 5.50%, 7/01/20          10,000,000        10,207,600
       Public Improvement, Refunding, Series B, 5.25%, 7/01/32                         7,505,000         7,143,709
       Public Improvement, Series A, 5.125%, 7/01/28                                  10,000,000         9,402,400
       Public Improvement, Series A, 5.125%, 7/01/31                                  95,185,000        89,688,066
       Public Improvement, Series A, 6.00%, 7/01/38                                   10,000,000        10,026,200
       Public Improvement, Series A, Pre-Refunded, 5.00%, 7/01/27                     14,525,000        16,046,494
       Public Improvement, Series A, Pre-Refunded, 5.125%, 7/01/31                    37,740,000        40,362,175
       Public Improvement, Series B, Pre-Refunded, 5.25%, 7/01/32                     12,495,000        14,778,586
       Public Improvement, Series B, Pre-Refunded, 5.00%, 7/01/35                     21,200,000        24,755,876
       Refunding, Series C, Sub Series C-7, NATL Insured, 6.00%, 7/01/27              21,000,000        21,546,840
       Series A, 5.25%, 7/01/32                                                       10,000,000         9,278,300
       Series A, 5.25%, 7/01/33                                                       26,050,000        23,943,337
    Puerto Rico Commonwealth Highway and Transportation Authority Highway
       Revenue, Series Y, Pre-Refunded, 5.00%, 7/01/36                                63,000,000        73,566,990
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation
       Revenue,
       Refunding, Series A, NATL Insured, 5.00%, 7/01/38                               5,800,000         5,223,828
       Refunding, Series N, FGIC Insured, 5.25%, 7/01/39                               7,000,000         6,304,690
       Series B, Pre-Refunded, 6.00%, 7/01/31                                         13,000,000        13,475,670
       Series D, Pre-Refunded, 5.375%, 7/01/36                                        45,000,000        49,775,400
       Series D, Pre-Refunded, 5.75%, 7/01/41                                         20,000,000        22,306,000
       Series K, Pre-Refunded, 5.00%, 7/01/40                                         30,000,000        34,976,400
       Series K, Pre-Refunded, 5.00%, 7/01/45                                         30,000,000        34,976,400
    Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax
       Revenue, 5.00%, 7/01/46                                                        20,000,000        17,000,200
    Puerto Rico Convention Center District Authority Hotel Occupancy Tax
       Revenue, Series A,
       AMBAC Insured, 5.00%, 7/01/31                                                   8,000,000         7,032,320
       FGIC Insured, 5.00%, 7/01/24                                                    6,505,000         6,063,766
    Puerto Rico Electric Power Authority Power Revenue,
       Series II, Pre-Refunded, 5.25%, 7/01/31                                        48,000,000        53,730,720
       Series WW, 5.00%, 7/01/28                                                      12,030,000        11,816,347
       Series WW, 5.25%, 7/01/33                                                      32,250,000        31,652,085
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control
    Facilities Revenue, Cogeneration Facility, AES Puerto Rico Project,
       6.625%, 6/01/26                                                                 6,800,000         6,865,484
    Puerto Rico PBA Guaranteed Revenue, Government Facilities,
       Refunding, Series D, 5.375%, 7/01/33                                           26,510,000        25,435,020

Franklin California Tax-Free Income Fund

       Refunding, Series M-3, NATL Insured, 6.00%, 7/01/24                          $ 21,535,000   $    22,212,922
       Refunding, Series M-3, NATL Insured, 6.00%, 7/01/27                            15,000,000        15,390,600
       Refunding, Series M-3, NATL Insured, 6.00%, 7/01/28                            10,000,000        10,233,300
       Refunding, Series N, 5.00%, 7/01/37                                            50,000,000        43,609,500
       Series D, Pre-Refunded, 5.375%, 7/01/33                                        73,490,000        81,097,685
    Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation,
       Series E, Pre-Refunded, 5.50%, 8/01/29                                        129,995,000       141,974,039
    Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
       Convertible Capital Appreciation, first sub., Series A, zero cpn.
       to 8/01/16, 6.75% thereafter, 8/01/32                                          80,000,000        59,436,800
       first sub., Series A, 5.75%, 8/01/37                                           10,000,000        10,410,100
       first sub., Series A, 6.00%, 8/01/42                                            8,000,000         8,336,480
       Series A, 5.25%, 8/01/57                                                       10,000,000         9,878,800
                                                                                                   ---------------
                                                                                                     1,147,441,283
                                                                                                   ---------------
    VIRGIN ISLANDS 0.1%
    Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note, Diageo Project,
       Series A, 6.75%, 10/01/37                                                      10,000,000        10,583,600
                                                                                                   ---------------
    TOTAL U.S. TERRITORIES                                                                           1,158,024,883
                                                                                                   ---------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $13,755,493,809)                      13,723,427,293
                                                                                                   ---------------
    SHORT TERM INVESTMENTS 2.0%
    MUNICIPAL BONDS 2.0%
    CALIFORNIA 2.0%
(b) California Educational Facilities Authority Revenue, Chapman University,
    Refunding, Series A, Daily VRDN and Put, 0.21%, 10/01/36                           6,015,000         6,015,000
(b) California Infrastructure and Economic Development Bank Revenue,
       Contemporary Jewish Museum, Daily VRDN and Put, 0.21%, 12/01/36                19,270,000        19,270,000
(b) California PCFA, PCR, Pacific Gas and Electric Co., Refunding,
       Series C, Daily VRDN and Put, 0.20%, 11/01/26                                   6,500,000         6,500,000
       Series F, Daily VRDN and Put, 0.20%, 11/01/26                                  24,600,000        24,600,000
(b) California State Department of Water Resources Power Supply Revenue,
       Refunding,
       Series F, Sub Series F-4, Daily VRDN and Put, 0.20%, 5/01/22                      800,000           800,000
       Sub Series I-2, Daily VRDN and Put, 0.20%, 5/01/22                             11,250,000        11,250,000
    California State Revenue, RAN, Sub Series A-1, 3.00%, 5/25/10                    120,000,000       120,789,600
(b) Irvine 1915 Act Special Assessment, Limited Obligation, AD No. 93-14,
       Daily VRDN and Put, 0.23%, 9/02/25                                              4,150,000         4,150,000
(b) Los Angeles County MTA Sales Tax Revenue, Proposition C, Second Senior,
       Refunding, Series A2, Daily VRDN and Put, 0.20%, 7/01/23                        8,900,000         8,900,000
(b) Los Angeles Department of Water and Power Revenue, Refunding, Series B, Sub
       Series B-3, Daily VRDN and Put, 0.20%, 7/01/34                                  2,800,000         2,800,000
(b) Metropolitan Water District of Southern California Waterworks Revenue,
       Series C-2, Daily VRDN and Put, 0.22%, 7/01/36                                  6,500,000         6,500,000
(b) Southern California Public Power Authority Power Project Revenue,
       Mead-Adelanto Project, Refunding, Series A, Daily VRDN and Put,
          0.20%, 7/01/20                                                              53,600,000        53,600,000
       Mead-Phoenix Project, Refunding, Series A, Daily VRDN and Put,
          0.20%, 7/01/20                                                              13,200,000        13,200,000
                                                                                                   ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $278,411,866)                                                   278,374,600
                                                                                                   ---------------
    TOTAL INVESTMENTS (COST $14,033,905,675) 98.6%                                                  14,001,801,893
    OTHER ASSETS, LESS LIABILITIES 1.4%                                                                201,680,104
                                                                                                   ---------------
    NET ASSETS 100.0%                                                                              $14,203,481,997
                                                                                                   ===============

(a) Security has been deemed illiquid because it may not be able to be sold within seven days. At December 31, 2009, the aggregate value of these securities was $8,026,962, representing 0.06% of net assets.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin California Tax-Free Income Fund (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin California Tax-Free Income Fund
(Fund).

2. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

3. INCOME TAXES

At December 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments                          $14,026,780,346
                                             ===============
Unrealized appreciation                      $   546,885,991
Unrealized depreciation                         (571,864,444)
                                             ---------------
Net unrealized appreciation (depreciation)   $   (24,978,453)
                                             ===============

4. FAIR VALUE MEASUREMENTS

The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At December 31, 2009, all of the Fund's investments in securities carried at fair value were in Level 2 inputs.

5. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through February 22, 2010, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

1915 Act Improvement Bond Act of 1915
ABAG     The Association of Bay Area Governments
ACA      American Capital Access Holdings Inc.
AD       Assessment District
AMBAC    American Municipal Bond Assurance Corp.
BART     Bay Area Rapid Transit
BHAC     Berkshire Hathaway Assurance Corp.
CDA      Community Development Authority/Agency
CFD      Community Facilities District
CHFCLP   California Health Facilities Construction Loan Program
COP      Certificate of Participation
CRDA     Community Redevelopment Authority/Agency
ETM      Escrow to Maturity
FGIC     Financial Guaranty Insurance Co.
FHA      Federal Housing Authority/Agency
FSA      Financial Security Assurance Inc.
GNMA     Government National Mortgage Association
GO       General Obligation
HFAR     Housing Finance Authority Revenue
HMR      Home Mortgage Revenue
IDR      Industrial Development Revenue
MBS      Mortgage-Backed Security
MFHR     Multi-Family Housing Revenue
MFMR     Multi-Family Mortgage Revenue
MTA      Metropolitan Transit Authority

MUD      Municipal Utility District
NATL     National Public Financial Guarantee Corp.
PBA      Public Building Authority
PCFA     Pollution Control Financing Authority
PCR      Pollution Control Revenue
PFA      Public Financing Authority
PFAR     Public Financing Authority Revenue
RAN      Revenue Anticipation Note
RDA      Redevelopment Agency/Authority
RMR      Residential Mortgage Revenue
SFHMR    Single Family Home Mortgage Revenue
SFMR     Single Family Mortgage Revenue
UHSD     Unified/Union High School District
USD      Unified/Union School District
XLCA     XL Capital Assurance

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND


By /s/LAURA F. FERGERSON
  --------------------------
     Laura F. Fergerson
     Chief Executive Officer -
      Finance and Administration
Date  February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
  --------------------------
     Laura F. Fergerson
     Chief Executive Officer -
      Finance and Administration
Date  February 25, 2010


By /s/GASTON GARDEY
  ------------------
     Gaston Gardey
     Chief Financial Officer and
       Chief Accounting Officer
Date  February 25, 2010